UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts 02111

(Address of principal executive offices) (Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-612-671-1947

Date of fiscal year end: June 30

Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia High Yield Municipal Fund

Semiannual Report for the Period Ended December 31, 2010

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation’s largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe’s largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city’s financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments’ beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy — an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

■

A singular focus on our shareholders. Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

■

First-class research and thought leadership. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

■

A disciplined investment approach. We aren’t distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don’t consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia High Yield Municipal Fund

Average annual total return as of 12/31/10 (%)

Share class	A		B		C		Z
Inception	07/31/00		07/15/02		07/15/02		03/05/84
Sales charge	without	with	without	with	without	with	without
6-month (cumulative)	–0.58	–5.33	–0.96	–5.80	–0.88	–1.85	–0.48
1-year	5.21	0.24	4.43	-0.57	4.58	3.58	5.42
5-year	1.47	0.48	0.72	0.39	0.87	0.87	1.68
10-year	3.56	3.06	2.90	2.90	3.03	3.03	3.78

The “with sales charge” returns include the maximum initial sales charge of 4.75% for Class A and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment adviser and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

Class A, Class B and Class C are newer classes of shares. Class A performance information includes the returns of Class Z shares (the oldest existing share class) for periods prior to its inception. Class B and Class C performance information includes the returns of Class A shares for the period from July 31, 2000 through July 15, 2002, and the returns of Class Z shares for periods prior thereto. These returns reflect differences in sales charges, but have not been restated to reflect any differences in expenses (such as distribution and service (Rule 12b-1) fees) between Class Z shares (or Class A shares) and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower, since the newer classes of shares are subject to a distribution and service (Rule 12b-1) fees. Class A shares were initially offered on July 31, 2000, Class B and Class C shares were initially offered July 15, 2002, and Class Z shares were initially offered on March 5, 1984.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 12/31/10

–0.58% Class A shares (without sales charge)

+0.47% Barclays Capital High Yield Municipal Bond Index[1]

–0.08% Blended Benchmark[2]

–0.90% Barclays Capital Municipal Bond Index[3]

Net asset value per share

as of 12/31/10 ($)
Class A	9.47
Class B	9.47
Class C	9.47
Class Z	9.47

Distributions declared per share

07/01/10 - 12/31/10 ($)
Class A	0.25
Class B	0.21
Class C	0.22
Class Z	0.26

A portion of the fund’s income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund’s ordinary income, and is taxable when distributed.

[1]

The Barclays Capital High Yield Municipal Bond Index is comprised of bonds with maturities greater than one-year, having a par value of at least $3 million issued as part of a transaction size greater than $20 million, and rated no higher than “BB+” or equivalent by any of the three principal rating agencies.

[2]

The Blended Benchmark is a custom composite established by the Adviser, consisting of a 60% weighting of the Barclays Capital High Yield Municipal Bond Index and a 40% weighting of the Barclays Capital Municipal Bond Index.

[3]	The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Understanding Your Expenses – Columbia High Yield Municipal Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary firm to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

07/01/10 – 12/31/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	994.20	1,020.97	4.22	4.28	0.84
Class B	1,000.00	1,000.00	990.40	1,017.19	7.98	8.08	1.59
Class C	1,000.00	1,000.00	991.20	1,017.95	7.23	7.32	1.44
Class Z	1,000.00	1,000.00	995.20	1,021.98	3.22	3.26	0.64

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses for Class C shares, account value at the end of the period for Class C shares would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Investment Portfolio – Columbia High Yield Municipal Fund

December 31, 2010 (Unaudited)

Municipal Bonds – 97.4%

	Par ($)	Value ($)
Education – 6.7%
Education – 2.8%
CA Municipal Finance Authority
Biola University,
Series 2008,
5.875% 10/01/34	1,500,000	1,428,915

CA Statewide Communities Development Authority
San Francisco Art Institute,
Series 2002,
7.375% 04/01/32	500,000	412,600

IL Finance Authority
Columbia College,
Series 2007,
Insured: NPFGC
5.000% 12/01/37	5,000,000	4,201,900

NY Dormitory Authority
New School University,
Series 2010,
6.000% 07/01/50	5,000,000	5,119,900

OR Forest Grove
Pacific University,
Series 2009,
6.375% 05/01/39	2,000,000	2,047,560

VT Education & Health Buildings Agency
Vermont Law School Project,
Series 2003 A,
5.500% 01/01/33	500,000	447,815

WI Health & Educational Facilities Authority
Medical College of Wisconsin,
Series 2008 A,
5.250% 12/01/35	5,000,000	4,590,450

WV University of West Virginia
Series 2000 A,
Insured: AMBAC:
(a) 04/01/19	1,250,000	881,487
(a) 04/01/25	2,750,000	1,312,245

Education Total		20,442,872

Prep School – 3.3%
AZ Pima County Industrial Development Authority
American Charter School Foundation,
Series 2007 A,
5.625% 07/01/38	3,440,000	2,837,381

	Par ($)	Value ($)
CA Statewide Communities Development Authority
Aspire Public Schools,
Series 2010,
GTY AGMT: PCSD Guaranty Pool LLC
6.125% 07/01/46	5,000,000	4,507,100

FL Development Finance Corp.
Renaissance Charter School, Inc.,
Series 2010 A,
6.000% 09/15/40	3,750,000	3,200,962

IL Finance Authority
Chicago Charter School Foundation,
Series 2007,
5.000% 12/01/36	1,750,000	1,406,335

MA Development Finance Agency
Foxborough Regional Charter School,
Series 2010 A,
7.000% 07/01/42	4,200,000	4,278,666

MI Conner Creek Academy
Series 2007,
5.000% 11/01/26	2,445,000	1,953,433

MI Summit Academy North
Series 2005,
5.500% 11/01/35	750,000	577,253

TX La Vernia Higher Education Finance Corp.
Kipp, Inc,
Series 2009 A:
6.000% 08/15/29	1,000,000	972,630
6.250% 08/15/39	1,500,000	1,457,100

TX Pharr Higher Education Finance Authority
Idea Public School,
Series 2009 A,
6.500% 08/15/39	3,000,000	2,980,440

Prep School Total		24,171,300

Student Loan – 0.6%
CT Higher Education Supplemental Loan Authority
Family Education Loan Program,
Series 2005 A, AMT,
Insured: NPFGC
4.375% 11/15/21	1,020,000	960,677

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2010 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Education (continued)
MA Educational Financing Authority
Series 2008 H, AMT,
Insured: AGO
6.350% 01/01/30	3,635,000	3,692,360

Student Loan Total		4,653,037

Education Total		49,267,209

Health Care – 35.4%
Continuing Care Retirement – 17.5%
CA Statewide Communities Development Authority
American Baptist Homes West,
Series 2010,
GTY AGMT: American Baptist Homes Foundation
6.250% 10/01/39	2,750,000	2,582,745

CO Health Facilities Authority
Christian Living Communities,
Series 2006 A:
5.750% 01/01/26	500,000	449,390
5.750% 01/01/37	1,500,000	1,242,930
Covenant Retirement Communities, Inc.:
Series 2002 B,
6.125% 12/01/33	1,000,000	933,060
Series 2005,
5.000% 12/01/35	2,900,000	2,327,221

FL Lakeland
Carpenters Landing,
Series 2008:
6.250% 01/01/28	675,000	614,540
6.375% 01/01/43	2,250,000	1,951,740

FL Lee County Industrial Development Authority
Shell Point Village,
Series 2007,
5.000% 11/15/29	4,000,000	3,233,520

FL Orange County Health Facilities Authority
Orlando Lutheran:
Series 2005,
5.700% 07/01/26	2,000,000	1,754,780
Series 2007:
5.500% 07/01/32	350,000	284,127
5.500% 07/01/38	1,750,000	1,409,993

FL Palm Beach County Health Facilities Authority
Abbey Delray South,
Series 2003,
5.350% 10/01/14	1,250,000	1,295,600

	Par ($)	Value ($)
FL Sarasota County Health Facility Authority
Village on the Isle,
Series 2007,
5.500% 01/01/32	4,000,000	3,344,960

FL St. John’s County Industrial Development Authority
Glenmoor at St. John’s, Inc.,
Series 2006 A,
5.375% 01/01/40	4,275,000	2,963,002
Ponte Vedra, Inc.,
Series 2007,
5.000% 02/15/27	4,030,000	3,445,690

GA Fulton County
Canterbury Court,
Series 2004 A,
6.125% 02/15/34	1,000,000	857,780
Lenbrook,
Series 2006 A:
5.000% 07/01/17	2,000,000	1,783,640
5.000% 07/01/29	3,000,000	2,006,820

GA Savannah Economic Development Authority
Marshes of Skidaway,
Series 2003 A:
7.400% 01/01/24	500,000	485,940
7.400% 01/01/34	3,000,000	2,776,620

HI Department of Budget & Finance
15 Craigside,
Series 2009,
9.000% 11/15/44	2,375,000	2,667,695

IA Finance Authority
Deerfield Retirement Community, Inc.,
Series 2007 A:
5.000% 11/15/15	2,210,000	1,940,557
5.500% 11/15/27	1,135,000	804,999
5.500% 11/15/37	750,000	482,265

IL Du Page County Special Service Area No. 31
Monarch Landing Project,
Series 2006,
5.625% 03/01/36	750,000	588,330

IL Finance Authority
Lutheran Senior Services,
Series 2006,
5.125% 02/01/26	2,000,000	1,791,180
Monarch Landing, Inc.,
Series 2007 A,
7.000% 12/01/27 (b)	1,383,249	14

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2010 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Health Care (continued)
Sedgebrook, Inc.,
Series 2007 A:
6.000% 11/15/37 (b)	3,806,608	38
6.000% 11/15/42 (b)	1,522,643	15
Washington & Jane Smith Community:
Series 2003 A,
7.000% 11/15/32	1,000,000	881,530
Series 2005 A,
6.250% 11/15/35	2,750,000	2,297,790

IL Lincolnshire Special Services Area No. 1
Sedgebrook Project,
Series 2004,
6.250% 03/01/34	750,000	647,633

IN Health & Educational Facilities Financing Authority
Baptist Homes of Indiana, Inc.,
Series 2005,
5.250% 11/15/35	2,750,000	2,417,552

KS Lenexa
Lakeview Village, Inc.:
Series 2007,
5.500% 05/15/39	4,250,000	3,272,840
Series 2009:
7.125% 05/15/29	500,000	495,650
7.250% 05/15/39	1,500,000	1,462,860

KS Manhattan
Manhattan Health Care Facility,
Series 2007 A:
5.000% 05/15/24	3,000,000	2,581,770
5.000% 05/15/29	2,680,000	2,132,878

MA Development Finance Agency
Groves at Lincoln,
Series 2009 B1,
7.250% 06/01/16	3,500,000	3,502,100
Linden Ponds, Inc.,
Series 2007 A:
5.500% 11/15/27	3,000,000	2,171,280
5.750% 11/15/35	900,000	623,943
5.750% 11/15/42	3,530,000	2,358,111
Series 2009,
7.875% 06/01/44	1,500,000	1,530,705

MD Westminster Economic Development Authority
Carroll Lutheran Village, Inc.,
Series 2004 A,
6.250% 05/01/34	1,750,000	1,439,462

	Par ($)	Value ($)
MN Columbia Heights
Crest View Corp.,
Series 2007 A:
5.550% 07/01/27	1,000,000	787,750
5.700% 07/01/42	2,000,000	1,463,000

MO Health & Educational Facilities Authority
Lutheran Senior Services,
Series 2007 A,
4.875% 02/01/27	3,000,000	2,666,070

MO Kirkwood Industrial Development Authority
Ashfield Active Living and Wellness Communities, Inc.,
Series 2010 A,
8.250% 05/15/45	4,500,000	4,599,135

MO St. Louis Industrial Development Authority
St. Andrew’s Resources for Seniors,
Series 2007 A:
6.250% 12/01/26	2,000,000	1,814,580
6.375% 12/01/41	3,000,000	2,621,670

MT Facility Finance Authority
St. John’s Lutheran Ministries, Inc.,
Series 2006 A,
6.125% 05/15/36	1,000,000	782,420

NJ Economic Development Authority
Seabrook Village, Inc.,
Series 2006,
5.250% 11/15/36	2,250,000	1,820,947

NY Broome County Industrial Development Agency
Good Shepherd Village Endwell,
Series 2008 A,
6.875% 07/01/40	4,000,000	3,804,440

NY East Rochester Housing Authority
Woodland Village Project,
Series 2006,
5.500% 08/01/33	1,700,000	1,392,827

PA Bucks County Industrial Development Authority
Ann’s Choice, Inc.,
Series 2005 A,
6.250% 01/01/35	1,750,000	1,587,215

PA Chartiers Valley Industrial & Commercial Development Authority
Asbury Health Center,
Series 1999,
6.375% 12/01/24	750,000	712,523

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2010 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Health Care (continued)
PA Montgomery County Industrial Development Authority
Whitemarsh Continuing Care Retirement Community:
Series 2005:
6.125% 02/01/28	1,400,000	1,228,458
6.250% 02/01/35	1,350,000	1,156,491
Series 2008,
7.000% 02/01/36	2,000,000	1,845,360

SC Jobs Economic Development Authority
Lutheran Homes of South Carolina, Inc.,
Series 2007,
5.500% 05/01/28	1,100,000	926,013
Wesley Commons,
Series 2006,
5.300% 10/01/36	3,000,000	2,243,730

SC Jobs-Economic Development Authority
Lutheran Homes of South Carolina, Inc.,
Series 2007,
5.375% 05/01/21	1,000,000	892,690

TN Shelby County Health Educational & Housing Facilities Board
Germantown Village:
Series 2003 A,
7.250% 12/01/34	675,000	630,835
Series 2006,
6.250% 12/01/34	475,000	393,067

TX Abilene Health Facilities Development Corp.
Sears Methodist Retirement Center:
Series 1998 A,
5.900% 11/15/25	1,350,000	1,093,838
Series 2003 A,
7.000% 11/15/33	800,000	679,056

TX HFDC of Central Texas, Inc.
Legacy at Willow Bend,
Series 2006 A,
5.750% 11/01/36	5,000,000	3,885,600
Sears Tyler Methodist Retirement,
Series 2009 A,
7.750% 11/15/44	4,000,000	3,878,640

TX Tarrant County Cultural Education Facilities Finance Corp.
Air Force Villages Inc,
Series 2009,
6.375% 11/15/44	4,250,000	4,038,392
CC Young Memorial Home,
Series 2009,
8.000% 02/15/38	4,000,000	3,841,760

	Par ($)	Value ($)
WI Health & Educational Facilities Authority
Clement Manor,
Series 1998,
5.750% 08/15/24	2,152,000	1,911,256
Series 2009 C-1,
6.400% 09/15/15	2,000,000	1,971,980
St. John’s Community,
Series 2009 A,
7.625% 09/15/39	1,750,000	1,801,712
Three Pillars Senior Living Communities:
Series 2003,
5.600% 08/15/23	790,000	783,601
Series 2004 A,
5.500% 08/15/34	870,000	757,135

Continuing Care Retirement Total		129,847,486

Health Services – 0.6%
MA Development Finance Agency
Boston Biomedical Research Institute,
Series 1999:
5.650% 02/01/19	340,000	323,996
5.750% 02/01/29	375,000	340,137

MN Minneapolis & St. Paul Housing & Redevelopment Authority
HealthPartners,
Series 2003,
5.875% 12/01/29	400,000	400,240

VA Small Business Financing Authority
Proton Therapy Institute,
Series 2009,
8.000% 07/01/19	2,895,000	3,154,392

Health Services Total		4,218,765

Hospitals – 13.4%
AZ Health Facilities Authority
Phoenix Memorial Hospital,
Series 1991,
8.125% 06/01/12 (c)	1,803,743	18,037

AZ Yavapai County Industrial Development Authority
Yavapai Community Hospital Association,
Series 2008 B,
5.625% 08/01/37	3,500,000	3,180,170

CA Palomar Pomerado Health,
Series 2010,
6.000% 11/01/41	4,500,000	4,011,075

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2010 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Health Care (continued)
DE Health Facilities Authority
Beebe Medical Center,
Series 2004 A,
5.250% 06/01/11	1,275,000	1,173,013

FL North Brevard County Hospital District
Parrish Medical Center,
Series 2008,
5.750% 10/01/38	5,000,000	4,864,450

FL Orange County Health Facilities Authority
Orlando Regional Healthcare System,
Series 2008 C,
5.250% 10/01/35	4,000,000	3,673,160

FL South Lake Hospital District
South Lake Hospital, Inc.:
Series 2003:
6.375% 10/01/28	750,000	750,750
6.375% 10/01/34	500,000	491,830
Series 2010,
6.250% 04/01/39	2,000,000	1,973,120

FL West Orange Health Care District
Series 2001 A,
5.650% 02/01/22	1,450,000	1,458,352

GA DeKalb County Hospital Authority
Dekalb Medical Center, Inc.,
Series 2010,
6.125% 09/01/40	4,500,000	4,382,595

IL Finance Authority
Provena Health,
Series 2009,
7.750% 08/15/34	4,000,000	4,372,560
Riverside Health System,
Series 2009,
6.250% 11/15/35	3,000,000	3,050,760
Silver Cross Hospital & Medical,
Series 2009,
7.000% 08/15/44	5,000,000	5,233,000

IL Southwestern Development Authority
Anderson Hospital:
Series 1999,
5.625% 08/15/29	250,000	230,603
Series 2006,
5.125% 08/15/26	1,245,000	1,103,531

IN Health & Educational Facility Financing Authority
Schneck Memorial,
Series 2006 A,
5.250% 02/15/30	1,000,000	903,700

	Par ($)	Value ($)
LA Public Facilities Authority
Ochsner Clinic Foundation,
Series 2007 A,
5.250% 05/15/38	5,000,000	4,193,850
Touro Infirmary,
Series 1999 A:
5.500% 08/15/19	510,000	472,291
5.625% 08/15/29	240,000	192,360

MA Health & Educational Facilities Authority
Boston Medical Center,
Series 2008,
5.250% 07/01/38	5,000,000	4,209,650
Milford-Whitinsville Regional Hospital,
Series 2007,
5.000% 07/15/32	1,250,000	1,014,387

MI Hospital Finance Authority
Detroit Medical Center,
Series 1997 A,
Insured: AMBAC
5.500% 08/15/24	3,000,000	2,861,070
Garden City Hospital,
Series 2007,
5.000% 08/15/38	2,250,000	1,462,005
Henry Ford Health,
Series 2006 A:
5.000% 11/15/21	1,000,000	1,000,950
5.250% 11/15/46	3,000,000	2,621,580
McLaren Health Care Corp.,
Series 2005 C,
5.000% 08/01/35	2,500,000	2,291,575
Oakwood Healthcare System,
Series 2007,
5.000% 07/15/37	5,000,000	4,263,800

MN St Paul Housing & Redevelopment Authority
Healtheast East Inc.,
Series 2005,
6.000% 11/15/35	2,000,000	1,767,840

MN St. Paul Housing & Redevelopment Authority
Healtheast East Inc.,
Series 2005,
6.000% 11/15/30	4,000,000	3,625,480

MO Cape Girardeau County
Southeast Missouri Hospital Association,
Series 2003,
5.000% 06/01/27	3,750,000	3,340,012

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2010 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Health Care (continued)
MO Grundy County Industrial Development Authority
Wright Memorial Hospital Association,
Series 2009,
6.750% 09/01/34	2,250,000	2,218,365

MO Saline County Industrial Development Authority
John Fitzgibbon Memorial Hospital,
Series 2005,
5.625% 12/01/35	5,485,000	4,327,336

NC Medical Care Commission
Stanly Memorial Hospital,
Series 1999,
6.375% 10/01/29	1,000,000	999,910

NJ Health Care Facilities Financing Authority
St. Joseph’s Hospital & Medical Center,
Series 2008:
6.000% 07/01/18	2,000,000	2,064,400
6.625% 07/01/38	2,000,000	2,016,980

NY Dormitory Authority
NYU Hospital Center,
Series 2007 B,
5.625% 07/01/37	2,000,000	1,945,020

NY Monroe County Industrial Development Agency
Highland Hospital,
Series 2005,
5.000% 08/01/25	1,110,000	1,056,698

OH Lakewood Hospital Improvement District
Lakewood Hospital Association,
Series 2003,
5.500% 02/15/15	1,250,000	1,309,537

SC Jobs Economic Development Authority
Kershaw County Medical Center,
Series 2008,
6.000% 09/15/38	4,000,000	3,808,080

TN Sullivan County Health Educational & Housing Facilities Board
Wellmont Health System,
Series 2006 C,
5.250% 09/01/36	3,635,000	3,090,986

WI Health & Educational Facilities Authority
Aurora Health Care, Inc.,
Series 2003,
6.400% 04/15/33	700,000	707,609
Fort Health Care, Inc.,
Series 2004,
6.100% 05/01/34	1,965,000	1,873,313

Hospitals Total		99,605,790

	Par ($)	Value ($)
Intermediate Care Facilities – 0.5%
IL Development Finance Authority
Hoosier Care, Inc.,
Series 1999 A,
7.125% 06/01/34	1,340,000	1,179,669

IN Health Facilities Financing Authority
Hoosier Care, Inc.,
Series 1999 A,
7.125% 06/01/34	1,095,000	963,983

LA Public Facilities Authority
Progressive Health Care Providers, Inc.,
Series 1998,
6.375% 10/01/28	2,000,000	1,584,680

Intermediate Care Facilities Total		3,728,332

Nursing Homes – 3.4%
AK Juneau
St. Ann’s Care Center, Inc.,
Series 1999,
6.875% 12/01/25	1,435,000	1,335,755

CO Health Facilities Authority
Evangelical Lutheran Society,
Series 2009 A,
6.125% 06/01/38	5,750,000	5,785,650

CT Development Authority Health Facility
Alzheimer’s Resources Center, Inc.,
Series 2007:
5.400% 08/15/21	1,080,000	1,007,111
5.500% 08/15/27	1,000,000	847,880

IA Finance Authority
Care Initiatives,
Series 1998 B:
5.750% 07/01/18	505,000	476,821
5.750% 07/01/28	1,475,000	1,228,277

IA Marion Health Care Facilities
AHF/Kentucky-Iowa, Inc.,
Series 2003,
8.000% 01/01/29	285,000	277,855

KY Economic Development Finance Authority
AHF/Kentucky-Iowa, Inc.,
Series 2003,
8.000% 01/01/29	873,000	851,114

MA Development Finance Agency
Alliance Health Care,
Series 1999 A,
7.100% 07/01/32	2,035,000	1,750,487

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2010 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Health Care (continued)
MA Industrial Finance Agency
G/F Massachusetts,
Series 1994,
8.300% 07/01/23	725,000	289,739

MN Eveleth
Arrowhead Senior Living Community,
Series 2007,
5.200% 10/01/27	2,375,000	1,779,516

MN Sartell
Foundation for Health Care:
Series 1999 A,
6.625% 09/01/29	2,000,000	2,000,800
Series 2001 A,
8.000% 09/01/30	955,000	919,264

MO St. Louis County Industrial Development Authority
Ranken Jordan,
Series 2007,
5.000% 11/15/35	1,300,000	1,010,750

NJ Economic Development Authority
Seashore Gardens,
Series 2006,
5.300% 11/01/26	500,000	410,270

OH Lucas County Health Care Facilities
Lutheran Homes Society, Inc.,
Series 2010 A,
7.000% 11/01/45	5,000,000	4,928,750

PA Chester County Industrial Development Authority
Pennsylvania Nursing Home,
Series 2002,
8.500% 05/01/32	365,000	319,875

Nursing Homes Total		25,219,914

Health Care Total		262,620,287

Housing – 6.7%
Assisted Living/Senior – 1.1%
FL St. John’s County Industrial Development Authority
Bayview Assisted Living,
Series 2007 A,
5.250% 10/01/41	3,725,000	2,485,804

GA Columbus Housing Authority
The Gardens at Calvary,
Series 1999,
7.000% 11/15/29	2,000,000	1,621,240

	Par ($)	Value ($)
MA Development Finance Agency
VOA Concord Assisted Living, Inc.,
Series 2007,
5.200% 11/01/41	1,000,000	691,190

MN Roseville
Care Institute, Inc.,
Series 1993,
7.750% 11/01/23	1,270,000	980,910

NY Huntington Housing Authority
Gurwin Jewish Senior Center,
Series 1999 A:
5.875% 05/01/19	1,755,000	1,662,511
6.000% 05/01/29	625,000	574,219

NY Suffolk County Industrial Development Agency
Gurwin Jewish Senior Center Phase II,
Series 2004,
6.700% 05/01/39	490,000	466,157

Assisted Living/Senior Total		8,482,031

Multi-Family – 4.3%
CO Educational & Cultural Facilities Authority
Campus Village Apartments LLC,
Series 2008 CA,
5.500% 06/01/38	5,000,000	4,690,950

DC Housing Finance Agency
FDS Residential II LP,
Series 2004, AMT,
Insured: FHA
4.850% 06/01/35	1,460,000	1,333,257

DE Wilmington
Electra Arms Senior Association,
Series 1998, AMT,
6.250% 06/01/28	805,000	647,453

FL Broward County Housing Finance Authority
Chaves Lake Apartments Ltd.,
Series 2000 A, AMT,
7.500% 07/01/40 (d)	1,500,000	1,404,180

FL Capital Trust Agency
Atlantic Housing Foundation,
Series 2008 B,
4.989% 07/15/32 (01/15/11) (d)(e)(f)	1,425,000	699,262

FL Clay County Housing Finance Authority
Breckenridge Commons Ltd.,
Series 2000 A, AMT,
7.450% 07/01/40	1,309,060	1,335,241

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2010 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Housing (continued)
MA Housing Finance Agency
Series 2005 E, AMT,
5.000% 12/01/28	425,000	407,027

MD Economic Development Corp.
University of Maryland, College Park Projects,
Series 2008,
5.875% 06/01/43	2,735,000	2,564,309

MN Minneapolis Student Housing
Riverton Community Housing, Inc.,
Series 2006 A,
5.700% 08/01/40	1,600,000	1,196,512

NC Durham Housing Authority
Magnolia Pointe Apartments,
Series 2005, AMT,
5.650% 02/01/38 (g)	3,232,044	2,397,369

NC Medical Care Commission
ARC Project,
Series 2004 A,
5.800% 10/01/34	1,550,000	1,518,535

OH Montgomery County
Heartland of Centerville LLC,
Series 2005, AMT,
Insured: FHLMC
4.950% 11/01/35	750,000	756,203

OK County Finance Authority
Sail Associates LLC,
Series 2007, AMT,
LOC: Bank of the West
5.250% 12/01/41	1,475,000	1,451,459

OR Forest Grove Student Housing
Oak Tree Foundation,
Series 2007,
5.500% 03/01/37	2,900,000	2,487,243

OR Housing & Community Services Department
Series 2005 A, AMT,
Insured: FHA
4.850% 07/01/35	1,755,000	1,602,490

PA Higher Educational Facilities Authority
Edinboro University:
Series 2008,
5.875% 07/01/38	2,200,000	2,051,456
Series 2010,
5.800% 07/01/30	2,500,000	2,390,475

	Par ($)	Value ($)
Resolution Trust Corp.
Pass-Through Certificates,
Series 1993 A,
8.500% 12/01/16	455,481	431,154

TX El Paso County Housing Finance Corp.
American Village Communities:
Series 2000 C,
8.000% 12/01/32	545,000	546,466
Series 2000 D,
10.000% 12/01/32	655,000	625,335

WA Seattle Housing Authority
High Rise Rehabilitation Phase I LP,
Series 2005, AMT,
Insured: AGMC
5.000% 11/01/25	1,000,000	959,460

Multi-Family Total		31,495,836

Single-Family – 1.3%
CA Housing Finance Agency
Series 2006 K, AMT,
4.625% 08/01/26	5,000,000	4,248,600
Series 2008 K AMT,
5.550% 08/01/33	3,000,000	2,895,120

MA Housing Finance Agency
Series 2006 122, AMT,
4.875% 12/01/37	2,725,000	2,469,395

MN Minneapolis St. Paul Housing Finance Board
Series 2006, AMT,
Guarantor: GNMA
5.000% 12/01/38	86,106	79,163

Single-Family Total		9,692,278

Housing Total		49,670,145

Industrials – 6.3%
Chemicals – 0.6%
LA Local Government Environmental Facilities & Community Development Authority
Westlake Chemical Corp.,
Series 2010 A2,
6.500% 11/01/35	5,000,000	4,962,300

Chemicals Total		4,962,300

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2010 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Industrials (continued)
Food Products – 0.3%
MI Strategic Fund
Imperial Sugar Co.:
Series 1998 A,
6.250% 11/01/15	1,000,000	1,000,160
Series 1998 C, AMT,
GTY AGMT: Imperial Sugar Co.
6.550% 11/01/25	1,500,000	1,242,660

Food Products Total		2,242,820

Forest Products & Paper – 1.8%
AL Courtland Industrial Development Board
International Paper Co.:
Series 2003 B, AMT,
6.250% 08/01/25	2,000,000	2,006,940
Series 2005 A,
5.200% 06/01/25	1,000,000	908,820

AL Phoenix City Industrial Development Board
Meadwestvaco Corp.,
Series 2002 A, AMT,
6.350% 05/15/35	1,000,000	911,410

AR Camden Environmental Improvement Authority
International Paper Co.,
Series 2004 A, AMT,
5.000% 11/01/18	250,000	241,957

GA Rockdale County Development Authority
Visy Paper, Inc.,
Series 2007 A, AMT,
GTY AGMT: Pratt USA
6.125% 01/01/34	5,000,000	4,583,250

MS Lowndes County
Weyerhaeuser Co.:
Series 1992 A,
6.800% 04/01/22	1,995,000	2,147,558
Series 1992 B,
6.700% 04/01/22	230,000	245,716

MS Warren County Gulf Opportunity Zone
International Paper Co.,
Series 2008 A,
6.500% 09/01/32	2,000,000	2,095,660

Forest Products & Paper Total		13,141,311

Manufacturing – 0.3%
IL Will-Kankakee Regional Development Authority
Flanders Corp.,
Series 1997, AMT,
6.500% 12/15/17	495,000	479,432

	Par ($)	Value ($)
KS Wichita Airport Authority
Cessna Citation Service Center,
Series 2002 A, AMT,
GTY AGMT: Textron, Inc.
6.250% 06/15/32	1,875,000	1,650,094

Manufacturing Total		2,129,526

Oil & Gas – 1.7%
CA M-S-R Energy Authority
Series 2009,
6.500% 11/01/39	5,000,000	5,199,800

LA St. John Baptist Parish
Marathon Oil Corp.,
Series 2007 A,
5.125% 06/01/37	5,000,000	4,535,100

NV Clark County Industrial Development Authority
Southwest Gas Corp.,
Series 2003 E, AMT,
5.800% 03/01/38 (d)	1,750,000	1,810,305

TX Gulf Coast Industrial Development Authority
Citgo Petroleum,
Series 1998, AMT,
8.000% 04/01/28	875,000	862,785

Oil & Gas Total		12,407,990

Other Industrial Development Bonds – 1.6%
IL Chicago Recovery Zone
Asphalt Operating Services,
Series 2010,
6.125% 12/01/18	5,000,000	4,948,850

NJ Economic Development Authority
GMT Realty LLC,
Series 2006 B, AMT,
6.875% 01/01/37	4,000,000	3,433,640

PA Dauphin County Industrial Development Authority
General Waterworks Corp.,
Series 1992 A, AMT,
6.900% 06/01/24	3,200,000	3,608,320

Other Industrial Development Bonds Total		11,990,810

Industrials Total		46,874,757

Other – 8.3%
Other – 1.6%
LA New Orleans Aviation Board
Series 2009 A,
6.500% 01/01/40	5,000,000	5,027,800

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2010 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Other (continued)
OR Warm Springs Reservation Confederated Tribes
Series 2009 B,
6.375% 11/01/33	2,410,000	2,395,685

TX Capital Area Cultural Education Facilities Finance Corp.
Series 2005 B,
6.125% 04/01/45	5,000,000	4,749,750

Other Total		12,173,235

Pool/Bond Bank – 0.7%
OH Cleveland-Cuyahoga County Port Authority
Series 2005 B,
5.125% 05/15/25	670,000	561,366

OH Summit County Port Authority
Seville Project,
Series 2005 A,
5.100% 05/15/25	415,000	350,360

PA Industrial Development Authority
Series 2008,
5.500% 07/01/23	2,355,000	2,515,093

SD Economic Development Finance Authority
Davis Family Sodak,
Series 2004 4-A, AMT,
6.000% 04/01/29	1,400,000	1,401,064

Pool/Bond Bank Total		4,827,883

Refunded/Escrowed (i) – 3.4%
AL Camden Industrial Development Board
Weyerhaeuser Co.,
Series 2003 B, AMT,
Pre-refunded 12/01/13,
6.375% 12/01/24	275,000	315,521

CA Golden State Tobacco Securitization Corp.
Series 2003 A-1,
Pre-refunded 06/01/13,
6.750% 06/01/39	200,000	225,626

CA Lincoln Community Facilities District No. 2003-1
Series 2004,
Pre-refunded 09/01/13:
5.750% 09/01/20	450,000	512,707
5.900% 09/01/24	445,000	508,751

CO Adams County
Series 1991 B,
Escrowed to Maturity,
11.250% 09/01/11	220,000	235,737

	Par ($)	Value ($)
FL Islands at Doral Southwest Com munity Development District
Series 2003,
Pre-refunded 05/01/13,
6.375% 05/01/35	745,000	813,071

FL Orange County Health Facilities Authority
Orlando Regional Health Care System,
Series 2002,
Pre-refunded 12/01/12,
5.750% 12/01/32	350,000	382,252

GA Municipal Electric Authority
Series 1991 V:
Escrowed to Maturity,
6.600% 01/01/18	690,000	823,908
Pre-refunded 01/01/13,
6.600% 01/01/18	75,000	86,417

IA Finance Authority
Care Initiatives,
Series 1996,
Pre-refunded 07/01/11,
9.250% 07/01/25	405,000	432,925

MA Development Finance Agency
Western New England College,
Series 2002,
Pre-refunded 12/01/12,
6.125% 12/01/32	300,000	330,861

MA Health & Educational Facilities Authority
Civic Investments, Inc.,
Series 2002 A,
GTY AGMT: Harvard Pilgrim Health Care
Pre-refunded 12/15/12:
9.000% 12/15/15	1,100,000	1,251,415
Milford-Whitinsville Regional Hospital,
Series 2002 D,
Pre-refunded 07/15/12,
6.350% 07/15/32	1,715,000	1,874,564

MI Pontiac Tax Increment Finance Authority
Development Area No. 3,
Series 2002,
Pre-refunded 06/01/12,
6.375% 06/01/31	1,000,000	1,087,940

NC Eastern Municipal Power Agency
Series 1991 A,
Escrowed to Maturity,
6.500% 01/01/18	3,320,000	4,187,416

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2010 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Other (continued)
NH Health & Educational Facilities Authority
Catholic Medical Center,
Series 2002 A,
Pre-refunded 7/01/12,
6.125% 07/01/32	350,000	380,972

NH Industrial Development Authority
Pennichuck Water Works, Inc.,
Series 1988, AMT,
Escrowed to Maturity,
7.500% 07/01/18	245,000	282,176

NJ Tobacco Settlement Financing Corp.
Series 2003,
Pre-refunded 06/01/13,
6.750% 06/01/39	2,000,000	2,270,120

SC Jobs Economic Development Authority
Bon Secours Health System,
Series 2002 A,
Pre-refunded 11/15/12,
5.500% 11/15/23	485,000	526,700

TX Houston Health Facilities Development Corp.
Buckingham Senior Living Community, Inc.,
Series 2004 A,
Pre-refunded 02/15/14,
7.125% 02/15/34	1,000,000	1,178,620

TX Tyler Health Facilities Development Corp.
Mother Frances Hospital,
Series 2001,
Pre-refunded 07/01/12,
6.000% 07/01/31	750,000	802,890

VA Tobacco Settlement Financing Corp.
Series 2005,
Pre-refunded 06/01/15,
5.625% 06/01/37	5,000,000	5,796,900

WI Health & Educational Facilities Authority
Wheaton Franciscan Services,
Series 2002,
Pre-refunded 02/15/12,
5.750% 08/15/30	1,050,000	1,119,699

Refunded/Escrowed Total		25,427,188

Tobacco – 2.6%
CA Silicon Valley Tobacco Securitization Authority
Series 2007 A,
(a) 06/01/36	3,000,000	229,140

	Par ($)	Value ($)
IA Tobacco Settlement Authority
Series 2005 C,
5.625% 06/01/46	3,000,000	2,064,900

IL Railsplitter Tobacco Settlement Authority
Series 2010,
6.000% 06/01/28	5,000,000	4,899,300

MI Tobacco Settlement Finance Authority
Series 2007 A,
6.000% 06/01/48	11,000,000	7,518,720

NJ Tobacco Settlement Financing Corp.
Series 2007 1C,
(a) 06/01/41	7,500,000	248,175

NY Nassau County Tobacco Settlement Corp.
Series 2006,
(a) 06/01/60	25,000,000	189,500

OH Buckeye Tobacco Settlement Financing Authority
Series 2007 A-2,
5.125% 06/01/24	5,000,000	3,850,600

PR Commonwealth of Puerto Rico Children’s Trust Fund
Series 2005 B,
(a) 05/15/55	25,000,000	281,500

Tobacco Total		19,281,835

Other Total		61,710,141

Other Revenue – 2.5%
Hotels – 0.2%
NJ Middlesex County Improvement Authority
Heldrich Associates LLC:
Series 2005 B,
6.250% 01/01/37 (b)	6,450,000	967,500
Series 2005 C,
8.750% 01/01/37 (b)	1,250,000	125,000
Series 2005 B,
6.125% 01/01/25 (b)	2,750,000	412,500

Hotels Total		1,505,000

Other Industrial Development Bonds – 0.1%
MD Economic Development Corp.
CNX Marine Terminals, Inc.,
Series 2010,
GTY AGMT: Consol Energy Inc.
5.750% 09/01/25	1,000,000	951,420

Other Industrial Development Bonds Total		951,420

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2010 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Other Revenue (continued)
Recreation – 2.2%
CA Agua Caliente Band Cahuilla Indians
Series 2003,
6.000% 07/01/18 (h)	2,000,000	2,052,840

CA Cabazon Band Mission Indians
Series 2004:
4.840% 10/01/15 (f)	560,000	376,544
5.050% 10/01/19 (f)	2,785,000	1,828,018
7.358% 10/01/11 (d)(f)	405,000	316,868
Series 2010,
8.375% 10/01/20	1,420,000	1,383,449

CT Mashantucket Western Pequot Tribe
Series 1999 B,
(a) 09/01/15 (b)	2,000,000	983,720

CT Mohegan Tribe Gaming Authority
Series 2001,
6.250% 01/01/31	475,000	365,465

CT Mohegan Tribe of Indians
Series 2003,
5.250% 01/01/33 (h)	1,000,000	661,260

FL Seminole Indian Tribe
Series 2007,
5.500% 10/01/24 (h)	2,000,000	1,875,100

IL Finance Authority Sports Facility
Leafs Hockey Club Project,
Series 2007 A,
3.000% 03/01/37 (03/01/11) (b)(d)(e)	1,000,000	249,380

NY Liberty Development Corp.
National Sports Museum,
Series 2006 A,
6.125% 02/15/19 (b)	1,979,996	20

OK Chickasaw Nation
Series 2007:
6.000% 12/01/25 (h)	1,030,000	1,055,997
6.250% 12/01/32 (h)	3,500,000	3,589,705

OR Cow Creek Band Umpqua Tribe of Indians
Series 2006 C,
5.625% 10/01/26	1,700,000	1,334,262

Recreation Total		16,072,628

Other Revenue Total		18,529,048

	Par ($)	Value ($)
Resource Recovery – 1.6%
Disposal – 0.7%
NY Seneca County Industrial Development Agency
IESI Corp.,
Series 2005, AMT,
GTY AGMT: IESI Corp.
6.625% 10/01/35 (d)(h)	5,000,000	4,989,600

Disposal Total		4,989,600

Resource Recovery – 0.9%
FL Lee County Solid Waste Systems
Series 2006 A, AMT,
Insured: AMBAC
5.000% 10/01/17	2,010,000	2,071,587

MA Development Finance Agency
Covanta,
Series 1999 A, AMT,
6.700% 12/01/14	235,000	236,405

MA Industrial Finance Agency
Covanta,
Series 1998 A, AMT,
5.600% 12/01/19	1,000,000	1,002,040

PA Economic Development Financing Authority
Philadelphia Project Finance,
Series 2009 B,
6.250% 01/01/32	3,375,000	3,395,756

Resource Recovery Total		6,705,788

Resource Recovery Total		11,695,388

Tax-Backed – 18.6%
Local Appropriated – 1.2%
CA Richmond Joint Powers Financing Authority
Series 2009,
Insured: AGMC
5.875% 08/01/37	3,500,000	3,559,920

CA Southeast Resource Recovery Facilities Authority
Series 2003 B, AMT,
Insured: AMBAC
5.375% 12/01/18	2,000,000	2,051,600

MO St. Louis Industrial Development Authority
St. Louis Convention Center,
Series 2000,
Insured: AMBAC
(a) 07/15/18	3,000,000	1,862,520

SC Laurens County School District No. 55
Series 2005,
5.250% 12/01/30	1,300,000	1,220,505

Local Appropriated Total		8,694,545

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2010 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Tax-Backed (continued)
Local General Obligations – 1.6%
CO Northwest Metropolitan District No. 3
Series 2005,
6.250% 12/01/35	1,000,000	754,490

CO Red Sky Ranch Metropolitan District
Series 2003,
6.050% 12/01/33	1,000,000	979,320

MI Wayne
Series 2009 A,
6.750% 11/01/39	4,950,000	5,019,053

TX Dallas County Flood Control District
Series 2002,
7.250% 04/01/32	1,000,000	1,030,120

TX Deaf Smith County Hospital District
Series 2010 A,
6.500% 03/01/40	4,000,000	3,828,640

Local General Obligations Total		11,611,623

Special Non-Property Tax – 3.7%
FL Miami-Dade
Series 2009,
(a) 10/01/41	40,000,000	4,694,800

IL Bolingbrook
Sales Tax Revenue,
Series 2005,
6.250% 01/01/24	1,500,000	923,265

IL Metropolitan Pier & Exposition Authority
Series 2010 B-2,
5.000% 06/15/50	5,000,000	4,417,350

KS Wyandotte County Unified Government
Series 2005 B,
5.000% 12/01/20	3,070,000	3,084,460
Series 2006,
4.875% 10/01/28	2,020,000	1,469,550
Series 2010,
(a) 06/01/21	2,475,000	1,316,749

KY Economic Development Finance Authority
Louisville Arena Project,
Series 2008 A1,
Insured: AGO
6.000% 12/01/38	1,150,000	1,181,752

MO Manchester
Series 2010,
6.875% 11/01/39	5,000,000	4,844,250

	Par ($)	Value ($)
NJ Economic Development Authority
Cigarette Tax,
Series 2004,
5.750% 06/15/29	1,000,000	928,110

NV Sparks Tourism Improvement District No. 1
Series 2008 A,
6.750% 06/15/28 (h)	5,000,000	4,400,250

Special Non-Property Tax Total		27,260,536

Special Property Tax – 6.8%
CA Carson
Series 1992,
7.375% 09/02/22	105,000	104,944

CA Empire Union School District
Series 1987-1 A,
Insured: AMBAC
(a) 10/01/21	1,665,000	845,420

CA Huntington Beach Community Facilities District
Grand Coast Resort,
Series 2001-1,
6.450% 09/01/31	1,250,000	1,209,750

CA Oakdale Public Financing Authority
Series 2004,
5.375% 06/01/33	2,000,000	1,654,460

CA San Francisco City & County Redevelopment Agency
Series 2009 D,
6.625% 08/01/39	1,500,000	1,546,260

CT Harbor Point Infrastructure Improvement District
Series 2010 A,
7.875% 04/01/39	5,000,000	5,122,450

FL Ave Maria Stewardship Community District
Series 2006 A,
5.125% 05/01/38	3,425,000	2,354,996

FL Brandy Creek Community Development District
Series 2003 A,
6.350% 05/01/34	935,000	932,644

FL Celebration Community Development District
Series 2003 A,
6.400% 05/01/34	925,000	926,535

FL Channing Park Development District
Series 2007,
5.300% 05/01/38	850,000	629,263

FL Colonial Country Club Community Development District
Series 2003,
6.400% 05/01/33	690,000	696,852

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2010 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Tax-Backed (continued)
FL Double Branch Community Development District
Series 2002 A,
6.700% 05/01/34	645,000	651,231

FL Lexington Oaks Community Development District
Series 2002 A,
6.700% 05/01/33	250,000	252,095

FL Middle Village Community Development District
Series 2004 A,
6.000% 05/01/35	2,000,000	1,799,820

FL Oakmont Grove Community Development District
Series 2007 A,
5.400% 05/01/38 (b)	1,200,000	444,000
Series 2007 B,
5.250% 05/01/12 (b)	1,000,000	370,000

FL Sarasota National Community Development District
Series 2003,
5.300% 05/01/39 (b)	4,000,000	760,000

FL Seven Oaks Community Development District II
Series 2004 A,
5.875% 05/01/35	455,000	273,769
Series 2004 B,
7.500% 05/01/16	3,620,000	3,408,121

FL Sweetwater Creek Community Development District
Series 2007 A,
5.500% 05/01/38 (j)	3,850,000	1,655,500

FL Tolomato Community Development District
Series 2007:
6.375% 05/01/17	2,000,000	1,478,840
6.650% 05/01/40	3,000,000	2,108,400

FL Waterset North Community Development District
Series 2007 A,
6.600% 05/01/39	2,000,000	1,165,460

FL West Villages Improvement District
Series 2006,
5.500% 05/01/37 (b)	1,675,000	782,711

FL Westchester Community Development District No. 1
Series 2003,
6.125% 05/01/35	800,000	692,832

FL Westridge Community Development District
Series 2005,
5.800% 05/01/37 (b)	2,650,000	1,007,000

	Par ($)	Value ($)
IL Annawan
Patriot Renewable Fuels LLC,
Series 2007,
5.625% 01/01/18	3,965,000	3,275,804

IL Chicago
Pilsen Redevelopment,
Series 2004 B,
6.750% 06/01/22	1,225,000	1,202,987

IL Hillside
Series 2008,
7.000% 01/01/28	2,500,000	2,148,075

IL Plano Special Service Area No. 4
Lakewood Springs Project,
Series 2005 5-B,
6.000% 03/01/35	2,947,000	2,420,224

IL Rosemont
River Road Hotel Partners Project,
Series 2007,
5.100% 12/30/23	2,800,000	2,216,760

IL Volo Village Special Service Area No. 3
Symphony Meadows Project,
Series 2006-1,
6.000% 03/01/36	1,996,000	1,422,669

IN Portage
Ameriplex Project,
Series 2006,
5.000% 07/15/23	700,000	664,321

MO Fenton
Tax Increment Revenue,
Series 2006,
4.500% 04/01/21	305,000	287,947

MO Kansas City Tax Increment Financing Commission
Maincor Project, Inc.,
Series 2007 A,
5.250% 03/01/18	1,000,000	936,890

MO Riverside
Tax Increment Revenue,
Series 2004,
5.250% 05/01/20	1,275,000	1,290,160

OH Hickory Chase Community Authority
Series 2008,
7.000% 12/01/38	2,500,000	1,658,125

Special Property Tax Total		50,397,315

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2010 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Tax-Backed (continued)
State Appropriated – 2.8%
CA Public Works Board
Series 2009,
6.375% 11/01/34	5,000,000	5,138,650

GU Territory of Guam Department of Education
Series 2010 A,
6.875% 12/01/40	4,750,000	4,594,912

NJ Economic Development Authority
Series 2010,
5.000% 12/15/18	10,000,000	10,903,100

State Appropriated Total		20,636,662

State General Obligations – 2.5%
CA State
Series 2007,
5.000% 11/01/37	2,475,000	2,225,619

FL Board of Education
Series 2009,
5.000% 06/01/24	5,000,000	5,339,600

LA State
Series 2010 A,
5.000% 11/15/20	10,000,000	11,271,100

State General Obligations Total		18,836,319

Tax-Backed Total		137,437,000

Transportation – 6.4%
Air Transportation – 3.2%
CA Los Angeles Regional Airports Improvement Corp.
American Airlines, Inc.,
Series 2000 C, AMT,
7.500% 12/01/24(d)	400,000	393,904

FL Capital Trust Agency
Air Cargo-Orlando,
Series 2003, AMT,
6.750% 01/01/32	650,000	593,119

NC Charlotte/Douglas International Airport
US Airways, Inc.,
Series 1998, AMT,
5.600% 07/01/27	1,500,000	1,194,360

NJ Economic Development Authority
Continental Airlines, Inc.:
Series 1999, AMT:
6.250% 09/15/19	1,000,000	955,390
6.250% 09/15/29	2,500,000	2,318,100
Series 2003, AMT,
9.000% 06/01/33(d)	1,000,000	1,039,380

	Par ($)	Value ($)
NY & NJ Port Authority
JFK International Air Terminal LLC,
Series 2010,
6.000% 12/01/42	1,350,000	1,331,411

NY New York City Industrial Development Agency
American Airlines, Inc.:
Series 2002 A, AMT
GTY AGMT: AMR Corp.
8.000% 08/01/12	7,775,000	7,937,886
Series 2005,
8.000% 08/01/28(d)	2,000,000	2,107,280
Series 2005, AMT,
GTY AGMT: AMR Corp.
7.625% 08/01/25(d)	3,000,000	3,109,710

PA Philadelphia Authority for Industrial Development
Aero Philadelphia,
Series 1999, AMT,
5.500% 01/01/24	900,000	703,755

TX Dallas-Fort Worth International Airport
American Airlines, Inc.,
Series 2000 A, AMT,
9.000% 05/01/29(d)	2,250,000	2,331,247

Air Transportation Total		24,015,542

Airports – 0.3%
CA Sacramento
Series 2009 D,
6.000% 07/01/35	2,500,000	2,577,525

Airports Total		2,577,525

Toll Facilities – 2.8%
CA Foothill Eastern Transportation Corridor Agency
Series 1999:
(a) 01/15/30	11,520,000	2,611,123
5.750% 01/15/40	3,000,000	2,621,460

CA San Joaquin Hills Transportation Corridor Agency
Series 1993
5.000% 01/01/33	5,000,000	3,872,150

CO E-470 Public Highway Authority
Series 2000,
Insured: NPFGC
(a) 09/01/18	4,000,000	2,585,440

DC Metropolitan WA Airports Authority
Series 2009,
Insured: AGO
(a) 10/01/34	22,550,000	4,660,183

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2010 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Transportation (continued)
TX North Texas Tollway Authority
Series 2008 F,
5.750% 01/01/38	2,645,000	2,493,230
Series 2009 A,
6.250% 01/01/39	1,500,000	1,521,645

Toll Facilities Total		20,365,231

Transportation – 0.1%
NV Director of the State of NV Department of Business & Industry
Las Vegas Monorail Co,
Series 2000,
Insured: AMBAC
5.625% 01/01/34(b)	3,000,000	630,000

Transportation Total		630,000

Transportation Total		47,588,298

Utilities – 4.9%
Independent Power Producers – 0.9%
NY Port Authority of New York & New Jersey
KIAC Partners,
Series 1996 IV, AMT:
6.750% 10/01/11	800,000	802,592
6.750% 10/01/19	120,000	113,846

OR Western Generation Agency
Wauna Cogeneration,
Series 2006 A,
5.000% 01/01/20	2,235,000	2,077,030

PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Cogeneration Facilities
AES Project,
Series 2000, AMT,
6.625% 06/01/26	3,820,000	3,826,800

Independent Power Producers Total		6,820,268

Investor Owned – 3.6%
AZ Maricopa County Pollution Control Corp.
El Paso Electric Co.,
Series 2009 B,
7.250% 04/01/40	3,600,000	3,915,864

CA Chula Vista Industrial Development Authority
San Diego Gas & Electric Co.,
Series 1996 B, AMT,
5.500% 12/01/21	1,275,000	1,315,685

	Par ($)	Value ($)
HI Department of Budget & Finance
Hawaiian Electric Co.,
Series 2009,
GTY AGMT: Hawaiian Electric Co.
6.500% 07/01/39	1,750,000	1,809,955

IL Development Finance Authority
Peoples Gas Light & Coke Co.,
Series 2003 E, AMT,
Insured: AMBAC
4.875% 11/01/38 (11/01/18)(d)(e)	2,500,000	2,525,500

IN Jasper County Pollution Control Revenue
Northern Indiana Public Service Co.,
Series 1994 C,
Insured: NPFGC
5.850% 04/01/19	1,000,000	1,088,080

IN Petersburg
Indianapolis Power & Light Co.,
Series 1991,
5.750% 08/01/21	1,000,000	1,001,740

PA Economic Development Financing Authority
Allegheny Energy Speciality Co.,
Series 2009,
7.000% 07/15/39	4,000,000	4,305,600

TX Brazos River Authority
TXU Energy Co., LLC:
Series 2001 C, AMT,
5.750% 05/01/36 (11/01/11)(d)(e)	2,515,000	2,340,434
Series 2003 C, AMT,
6.750% 10/01/38	1,180,000	294,563

TX Sabine River Authority
TXU Energy Co., LLC,
Series 2001 B, AMT,
5.750% 05/01/30 (11/01/11)(d)(e)	3,415,000	3,211,705

WY Campbell County
Black Hills Power, Inc.,
Series 2004,
5.350% 10/01/24	3,250,000	3,037,028

WY Converse County
PacifiCorp,
Series 1988,
3.900% 01/01/14 (06/03/13)(d)(e)	1,500,000	1,558,125

Investor Owned Total		26,404,279

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2010 (Unaudited)

Municipal Bonds (continued)

	Par ($)	Value ($)
Utilities (continued)
Municipal Electric – 0.1%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1998 NN,
5.500% 07/01/20	1,005,000	1,099,892

Municipal Electric Total		1,099,892

Water & Sewer – 0.3%
AZ Surprise Municipal Property Corp.
Series 2007,
4.900% 04/01/32	2,000,000	1,714,400

MS V Lakes Utility District
Series 1994,
7.000% 07/15/37 (07/15/24)(d)(e)	250,000	217,745

Water & Sewer Total		1,932,145

Utilities Total		36,256,584

Total Municipal Bonds (cost of $781,183,516)		721,648,857

Investment Companies – 1.2%
	Shares
BofA Tax-Exempt Reserves, Capital Class (7 day yield of 0.175%)	4,512,083	4,512,083
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.140%)	4,331,153	4,331,153

Total Investment Companies (cost of $8,843,236)		8,843,236

Municipal Preferred Stocks – 0.2%

Housing – 0.2%
Multi-Family – 0.2%
Centerline Equity Issuer Trust
AMT,
6.300% 05/15/19 (h)	1,000,000	1,047,700

	Shares	Value ($)
MuniMae Trust
AMT,
5.800% 06/30/49 (h)	1,000,000	674,020

Multi-Family Total		1,721,720

Housing Total		1,721,720

Total Municipal Preferred Stocks (cost of $2,000,000)		1,721,720

Total Investments – 98.8% (cost of $792,026,752)(k)		732,213,813

Other Assets & Liabilities, Net – 1.2%		8,875,733

Net Assets – 100.0%		741,089,546

Notes to Investment Portfolio:

(a)	Zero coupon bond.

(b)	The issuer is in default of certain debt covenants. Income is not being accrued. At December 31, 2010, the value of these securities amounted to $6,731,898, which represents 0.9% of net assets.

(c)	The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At December 31, 2010, the value of this security amounted to $18,037, which represents less than 0.1% of net assets.

(d)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2010.

(e)	Parenthetical date represents the next interest rate reset date for the security.

(f)	The issuer is in default of certain debt covenants. Income is being partially accrued. At December 31, 2010, the value of these securities amounted to $3,220,692, which represents 0.4% of net assets.

(g)	Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration. At
December 31, 2010, the value of this security amounted to $2,397,369, which represents 0.3% of net assets.

Security	Acquisition Date	Acquisition Cost
NC Durham Housing Authority, Magnolia Pointe Apartments, Series 2005, AMT, 5.650% 02/01/38	12/19/06	$3,500,000

(h)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities, which are not illiquid, except as listed below, amounted to $20,346,472, which represents 2.7% of net assets.

Security	Acquisition Date	Par	Acquisition Cost	Market Value
MuniMae Trust, AMT, 5.800% 06/30/49	10/19/04	$1,000,000	$1,000,000	$674,020

(i)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(j)	On August 31, 2010, the issuer entered into a forebearance agreement with bondholders.

(k)	Cost for federal income tax purposes is $790,751,819.

See Accompanying Notes to Financial Statements.

Columbia High Yield Municipal Fund

December 31, 2010 (Unaudited)

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds
Education	$—	$49,267,209	$—	$49,267,209
Health Care	—	262,330,548	289,739	262,620,287
Housing	—	49,670,145	—	49,670,145
Industrials	—	46,874,757	—	46,874,757
Other	—	61,710,141	—	61,710,141
Other Revenue	—	18,529,048	—	18,529,048
Resource Recovery	—	11,695,388	—	11,695,388
Tax-Backed	—	137,437,000	—	137,437,000
Transportation	—	47,588,298	—	47,588,298
Utilities	—	36,256,584	—	36,256,584

Total Municipal Bonds	—	721,359,118	289,739	721,648,857

Total Investment Companies	8,843,236	—	—	8,843,236

Total Municipal Preferred Stocks	—	1,721,720	—	1,721,720

Total Investments	$8,843,236	$723,080,838	$289,739	$732,213,813

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

Certain municipal bonds classified as Level 3 securities are valued using the income approach. To determine fair value for these securities, management considered various factors including, but not limited to, the distressed nature of the security, estimates of future cash flow from the underlying assets, and discount rates observed in the market for similar assets.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

The following table reconciles asset balances for the six months ending December 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of June 30, 2010	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2010
Municipal Bonds
Health Care	$528,500	$—	$—	$(208,761)	$—	$(30,000)	$—	$—	$289,739

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributable to securities owned at December 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to $208,761. This amount is included in the net change in unrealized appreciation (depreciation) on the Statement of Changes in Net Assets.

For more information on valuation inputs, and their aggregation into the levels used in the tables above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At December 31, 2010 the composition of the Fund by Revenue Source is as follows:

Revenue Source	% of Net Assets
Health Care	35.4
Tax-Backed	18.6
Other	8.3
Housing	6.9
Education	6.7
Transportation	6.4
Industrials	6.3
Utilities	4.9
Other Revenue	2.5
Resource Recovery	1.6

97.6
Investment Companies	1.2
Other Assets & Liabilities, Net	1.2

100.0

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Association
GTY AGMT	Guarantee Agreement
HFDC	Health Facility Development Corporation
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia High Yield Municipal Fund

December 31, 2010 (Unaudited)

		($)
Assets	Investments, at cost	792,026,752

	Investments, at value	732,213,813
	Cash	1,523
	Receivable for:
	Investments sold	1,488,185
	Fund shares sold	854,175
	Interest	11,607,870
	Trustees’ deferred compensation plan	66,327
	Prepaid expenses	3,825

	Total Assets	746,235,718

Liabilities	Expense reimbursement due to investment adviser	2,136
	Payable for:
	Fund shares repurchased	1,614,289
	Distributions	3,066,584
	Investment advisory fee	255,015
	Administration fee	68,264
	Pricing and bookkeeping fees	22,408
	Transfer agent fee	8,726
	Trustees’ fees	46
	Custody fee	5,804
	Distribution and service fees	18,236
	Chief compliance officer expenses	8
	Trustees’ deferred compensation plan	66,327
	Other liabilities	18,329

	Total Liabilities	5,146,172

	Net Assets	741,089,546

Net Assets Consist of	Paid-in capital	872,640,559
	Undistributed net investment income	2,374,029
	Accumulated net realized loss	(74,112,103)
	Net unrealized depreciation on investments	(59,812,939)

	Net Assets	741,089,546

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities (continued) – Columbia High Yield Municipal Fund

December 31, 2010 (Unaudited)

Class A	Net assets	$66,004,421
	Shares outstanding	6,972,553
	Net asset value per share	$9.47	(a)
	Maximum sales charge	4.75%
	Maximum offering price per share ($9.47/0.9525)	$9.94	(b)

Class B	Net assets	$4,836,962
	Shares outstanding	510,946
	Net asset value and offering price per share	$9.47	(a)

Class C	Net assets	$9,466,286
	Shares outstanding	999,982
	Net asset value and offering price per share	$9.47	(a)

Class Z	Net assets	$660,781,877
	Shares outstanding	69,800,452
	Net asset value, offering and redemption price per share	$9.47

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia High Yield Municipal Fund

For the Six Months Ended December 31, 2010 (Unaudited)

		($)
Investment Income	Interest	24,015,307
	Dividends	12,020

	Total Investment Income	24,027,327

Expenses	Investment advisory fee	1,629,785
	Administration fee	435,802
	Distribution fee:
	Class B	21,074
	Class C	36,949
	Service fee:
	Class A	79,710
	Class B	5,620
	Class C	9,851
	Transfer agent fee	217,667
	Pricing and bookkeeping fees	97,544
	Trustees’ fees	21,588
	Custody fee	12,685
	Chief compliance officer expenses	817
	Other expenses	144,704

	Total Expenses	2,713,796

	Fees waived by distributor – Class C	(7,396)
	Expense reductions	(37)

	Net Expenses	2,706,363

	Net Investment Income	21,320,964

Net Realized and Unrealized Gain (Loss) on Investments	Net realized loss on investments	(2,473,868)
	Net change in unrealized depreciation on investments	(23,267,021)

	Net Loss	(25,740,889)

	Net Decrease Resulting from Operations	(4,419,925)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia High Yield Municipal Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended December 31, 2010 ($)	Year Ended June 30, 2010 ($)
Operations	Net investment income	21,320,964	39,411,035
	Net realized loss on investments	(2,473,868)	(2,150,911)
	Net change in unrealized appreciation (depreciation) on investments	(23,267,021)	71,014,028

	Net increase (decrease) resulting from operations	(4,419,925)	108,274,152

Distributions to Shareholders	From net investment income:
	Class A	(2,003,817)	(3,738,375)
	Class B	(120,226)	(336,155)
	Class C	(218,399)	(429,275)
	Class Z	(18,332,601)	(34,347,738)

	Total distributions to shareholders	(20,675,043)	(38,851,543)

	Net Capital Stock Transactions	1,334,875	120,771,323

	Total increase (decrease) in net assets	(23,760,093)	190,193,932

Net Assets	Beginning of period	764,849,639	574,655,707
	End of period	741,089,546	764,849,639
	Undistributed net investment income at end of period	2,374,029	1,728,108

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – Columbia High Yield Municipal Fund

	Capital Stock Activity
	(Unaudited) Six Months Ended December 31, 2010		Year Ended June 30, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	642,214	6,334,670	2,724,407	25,945,561
Distributions reinvested	89,058	877,874	204,643	1,945,394
Redemptions	(2,020,695)	(19,781,559)	(1,403,983)	(13,328,513)

Net increase (decrease)	(1,289,423)	(12,569,015)	1,525,067	14,562,442

Class B
Subscriptions	14,740	147,240	21,015	200,054
Distributions reinvested	4,849	47,872	15,765	149,362
Redemptions	(122,494)	(1,204,263)	(378,136)	(3,574,031)

Net decrease	(102,905)	(1,009,151)	(341,356)	(3,224,615)

Class C
Subscriptions	166,595	1,647,572	231,532	2,197,355
Distributions reinvested	10,157	100,133	19,728	187,674
Redemptions	(127,814)	(1,244,178)	(249,583)	(2,374,418)

Net increase	48,938	503,527	1,677	10,611

Class Z
Subscriptions	9,959,459	98,640,301	24,496,505	231,051,837
Distributions reinvested	244,932	2,416,082	518,686	4,928,209
Redemptions	(8,892,238)	(86,646,869)	(13,292,723)	(126,557,161)

Net increase	1,312,153	14,409,514	11,722,468	109,422,885

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia High Yield Municipal Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended December 31,		Year Ended June 30,
Class A Shares	2010		2010	2009	2008		2007		2006
Net Asset Value, Beginning of Period	$9.77		$8.79	$10.32	$11.33		$11.25		$11.39

Income from Investment Operations:
Net investment income (a)	0.26		0.52	0.53	0.52		0.51		0.52
Net realized and unrealized gain (loss) on investments, swap contracts and futures contracts	(0.31)		0.97	(1.53)	(1.01)		0.08		(0.14)

Total from investment operations	(0.05)		1.49	(1.00)	(0.49)		0.59		0.38

Less Distributions to Shareholders:
From net investment income	(0.25)		(0.51)	(0.53)	(0.52)		(0.51)		(0.52)

Net Asset Value, End of Period	$9.47		$9.77	$8.79	$10.32		$11.33		$11.25
Total return (b)	(0.58	)%(c)	17.25%	(9.60)%	(4.39)%		5.23%		3.39	%(d)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense and fees (e)	0.84	%(f)	0.85%	0.90%	0.90%		0.88%		0.85%
Interest expense and fees	—		—	—	0.05	%(g)	0.07	%(g)	0.07	%(g)
Net expenses (e)	0.84	%(f)	0.85%	0.90%	0.95%		0.95%		0.92%
Waiver/Reimbursement	—		—	—	—		—		—	%(h)
Net investment income (e)	5.20	%(f)	5.44%	5.90%	4.84%		4.43%		4.60%
Portfolio turnover rate	12	%(c)	18%	26%	32%		27%		13%
Net assets, end of period (000s)	$66,004		$80,691	$59,189	$74,593		$89,977		$90,151

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)	Not annualized.

(d)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

(g)	Interest expense and fees relate to the Fund’s liability with respect to floating-rate notes held in conjunction with investments in inverse floating rate obligations.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia High Yield Municipal Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended December 31,		Year Ended June 30,
Class B Shares	2010		2010	2009	2008		2007		2006
Net Asset Value, Beginning of Period	$9.77		$8.79	$10.32	$11.33		$11.25		$11.39

Income from Investment Operations:
Net investment income (a)	0.22		0.45	0.46	0.44		0.42		0.43
Net realized and unrealized gain (loss) on investments, swap contracts and futures contracts	(0.31)		0.97	(1.53)	(1.01)		0.08		(0.14)

Total from investment operations	(0.09)		1.42	(1.07)	(0.57)		0.50		0.29

Less Distributions to Shareholders:
From net investment income	(0.21)		(0.44)	(0.46)	(0.44)		(0.42)		(0.43)

Net Asset Value, End of Period	$9.47		$9.77	$8.79	$10.32		$11.33		$11.25
Total return (b)	(0.96	)%(c)	16.39%	(10.27)%	(5.10)%		4.45%		2.62	%(d)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense and fees (e)	1.59	%(f)	1.60%	1.65%	1.65%		1.63%		1.60%
Interest expense and fees	—		—	—	0.05	%(g)	0.07	%(g)	0.07	%(g)
Net expenses (e)	1.59	%(f)	1.60%	1.65%	1.70%		1.70%		1.67%
Waiver/Reimbursement	—		—	—	—		—		—	%(h)
Net investment income (e)	4.45	%(f)	4.72%	5.13%	4.09%		3.68%		3.85%
Portfolio turnover rate	12	%(c)	18%	26%	32%		27%		13%
Net assets, end of period (000s)	$4,837		$5,995	$8,392	$11,945		$17,407		$24,735

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)	Not annualized.

(d)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

(g)	Interest expense and fees relate to the Fund’s liability with respect to floating-rate notes held in conjunction with investments in inverse floating rate obligations.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia High Yield Municipal Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended December 31,		Year Ended June 30,
Class C Shares	2010		2010	2009	2008		2007		2006
Net Asset Value, Beginning of Period	$9.77		$8.79	$10.32	$11.33		$11.25		$11.39

Income from Investment Operations:
Net investment income (a)	0.23		0.46	0.48	0.46		0.44		0.45
Net realized and unrealized gain (loss) on investments, swap contracts and futures contracts	(0.31)		0.97	(1.54)	(1.01)		0.08		(0.14)

Total from investment operations	(0.08)		1.43	(1.06)	(0.55)		0.52		0.31

Less Distributions to Shareholders:
From net investment income	(0.22)		(0.45)	(0.47)	(0.46)		(0.44)		(0.45)

Net Asset Value, End of Period	$9.47		$9.77	$8.79	$10.32		$11.33		$11.25
Total return (b)(c)	(0.88	)%(d)	16.55%	(10.14)%	(4.96)%		4.61%		2.77%

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense and fees (e)	1.44	%(f)	1.45%	1.50%	1.50%		1.48%		1.45%
Interest expense and fees	—		—	—	0.05	%(g)	0.07	%(g)	0.07	%(g)
Net expenses (e)	1.44	%(f)	1.45%	1.50%	1.55%		1.55%		1.52%
Waiver/Reimbursement	0.15	%(f)	0.15%	0.15%	0.15%		0.15%		0.15%
Net investment income (e)	4.60	%(f)	4.85%	5.29%	4.24%		3.82%		3.99%
Portfolio turnover rate	12	%(d)	18%	26%	32%		27%		13%
Net assets, end of period (000s)	$9,466		$9,288	$8,341	$11,090		$14,134		$14,727

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(c)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)	Not annualized.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

(g)	Interest expense and fees relate to the Fund’s liability with respect to floating-rate notes held in conjunction with investments in inverse floating rate obligations.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia High Yield Municipal Fund

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended December 31,		Year Ended June 30,
Class Z Shares	2010		2010	2009	2008		2007		2006
Net Asset Value, Beginning of Period	$9.77		$8.79	$10.32	$11.33		$11.25		$11.39

Income from Investment Operations:
Net investment income (a)	0.27		0.54	0.55	0.54		0.53		0.54
Net realized and unrealized gain (loss) on investments, swap contracts and futures contracts	(0.31)		0.97	(1.54)	(1.01)		0.08		(0.14)

Total from investment operations	(0.04)		1.51	(0.99)	(0.47)		0.61		0.40

Less Distributions to Shareholders:
From net investment income	(0.26)		(0.53)	(0.54)	(0.54)		(0.53)		(0.54)

Net Asset Value, End of Period	$9.47		$9.77	$8.79	$10.32		$11.33		$11.25
Total return (b)	(0.48	)%(c)	17.48%	(9.42)%	(4.20)%		5.44%		3.59	%(d)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense and fees (e)	0.64	%(f)	0.65%	0.70%	0.70%		0.68%		0.65%
Interest expense and fees	—		—	—	0.05	%(g)	0.07	%(g)	0.07	%(g)
Net expenses (e)	0.64	%(f)	0.65%	0.70%	0.75%		0.75%		0.72%
Waiver/Reimbursement	—		—	—	—		—		—	%(h)
Net investment income (e)	5.39	%(f)	5.64%	6.07%	5.03%		4.63%		4.80%
Portfolio turnover rate	12	%(c)	18%	26%	32%		27%		13%
Net assets, end of period (000s)	$660,782		$668,875	$498,734	$629,219		$698,454		$576,355

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Total return at net asset value assuming all distributions reinvested.

(c)	Not annualized.

(d)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

(f)	Annualized.

(g)	Interest expense and fees relate to the Fund’s liability with respect to floating-rate notes held in conjunction with investments in inverse floating rate obligations.

(h)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia High Yield Municipal Fund

December 31, 2010 (Unaudited)

Note 1. Organization

Columbia High Yield Municipal Fund (the Fund), a series of Columbia Funds Series Trust I, (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and of capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a maximum contingent deferred sales charge (CDSC) of 1.00% based upon the holding period after purchase.

Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of other Columbia Funds.

Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund’s prospectus.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Columbia High Yield Municipal Fund

December 31, 2010 (Unaudited)

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

■	Level 1 — quoted prices in active markets for identical securities

■	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies within its portfolio of investments cash or liquid securities in an amount equal to the delayed delivery commitment.

Income Recognition

Interest income is recorded on the accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year

Columbia High Yield Municipal Fund

December 31, 2010 (Unaudited)

substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended June 30, 2010 was as follows:

Distributions paid from:
Tax-Exempt Income	$38,819,554
Ordinary Income*	31,988

*	For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at December 31, 2010, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$19,421,908
Unrealized depreciation	(77,959,914)

Net unrealized depreciation	$(58,538,006)

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2011	$697,947
2012	1,587,432
2013	5,621,572
2014	466,991
2015	1,471,699
2016	5,694,295
2017	17,741,445
2018	35,721,468

Total	$69,002,849

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Investment Advisers, LLC (the Adviser), a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is the investment adviser of the Fund. The Adviser receives a monthly investment advisory fee

Columbia High Yield Municipal Fund

December 31, 2010 (Unaudited)

based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $100 million	0.450%
$100 million to $200 million	0.425%
Over $200 million	0.400%

For the six month period ended December 31, 2010, the Fund’s annualized effective investment advisory fee rate was 0.41% of the Fund’s average daily net assets.

Administration Fee

The Adviser provides administrative and other services to the Fund under an Administrative Services Agreement (the Administrative Agreement), including services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and oversight of the accounting and financial reporting services provided by State Street as discussed in the Pricing and Bookkeeping note below.

The Adviser receives a monthly administration fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $100 million	0.150%
$100 million to $200 million	0.125%
Over $200 million	0.100%

The Fund also reimburses the Adviser for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund’s portfolio securities, incurred by the Adviser in the performance of services under the Administrative Agreement. For the six month period ended December 31, 2010, the Fund’s annualized effective administration fee rate was 0.11% of the Fund’s average daily net assets.

Pricing and Bookkeeping Fees

The Fund entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Adviser pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Adviser pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Transfer Agent Fee

Columbia Management Investment Services Corp. (the Transfer Agent), a wholly owned subsidiary of Ameriprise Financial, is the transfer agent of the Fund and has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and asset-based fees, calculated based on assets held in omnibus accounts, which are intended to reimburse the Transfer Agent for certain sub-transfer agent fees (exclusive of BFDS fees). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (IRA) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six month period ended December 31, 2010, the Fund’s annualized effective transfer agent fee rate for each class was 0.05% of the Fund’s average daily net assets.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended December 31, 2010, no minimum account balance fees were charged by the Fund.

Columbia High Yield Municipal Fund

December 31, 2010 (Unaudited)

Underwriting Discounts, Service and Distribution Fees

Columbia Management Investment Distributors, Inc. (the Distributor), an indirect wholly owned subsidiary of Ameriprise Financial, is the distributor of the Fund’s shares.

For the six month period ended December 31, 2010, initial sales charges paid by shareholders on the purchase of Class A shares amounted to $8,778 and net CDSC fees paid by shareholders on certain redemptions of Class B and Class C shares amounted to $1,961 and $30, respectively.

The Fund has adopted distribution and shareholder servicing plans (the Plans) pursuant to Rule 12b-1 under the 1940 Act for Class A, Class B and Class C shares, which require the payment of distribution and service fees. The fees are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Payments under the Plans, which are calculated daily and paid monthly, are based on the average daily net assets of the applicable class of the Fund at the following annual rates:

Distribution Fee		Service Fee
Class B	Class C	Class A	Class B	Class C
0.75%	0.75%	0.20%	0.20%	0.20%

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the combined distribution and service fees do not exceed 0.80% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Fee Waivers and Expense Reimbursements

The Adviser has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.65% of the Fund’s average daily net assets on an annualized basis. This arrangement may be modified or terminated by the Adviser at any time.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of the Adviser or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended December 31, 2010, these custody credits reduced total expenses by $37 for the Fund.

Note 6. Portfolio Information

For the six month period ended December 31, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $94,470,503 and $90,867,819, respectively.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund’s borrowing limit set forth in the Fund’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective October 14, 2010, interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate

Columbia High Yield Municipal Fund

December 31, 2010 (Unaudited)

plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

Prior to October 14, 2010, interest was charged to each participating fund at the same rates. In addition, a commitment fee of 0.15% per annum was accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six month period ended December 31, 2010, the Fund did not borrow under these arrangements.

Note 8. Shareholder Concentration

As of December 31, 2010, one shareholder account owned 73.2% of the outstanding shares of the Fund. Purchase and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

High-Yield Securities Risk

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as “junk” bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at December 31, 2010, invested in debt obligations issued by each of California (8.7%), Florida (10.7%), Illinois (7.8%) and Texas (6.6%) and their political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of these states’ municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Tax Development Risk

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those

Columbia High Yield Municipal Fund

December 31, 2010 (Unaudited)

presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

Board Consideration and Approval of Advisory Agreements

In September 2010, the Board of Trustees (the “Board”) unanimously approved new Investment Management Services Agreements (the “Advisory Agreements”) on behalf of various Columbia funds that would increase or decrease the contractual investment advisory fee rates payable by each affected Columbia fund (each, an “Affected Fund”) to Columbia Management for investment advisory services. For Columbia High Yield Municipal Fund, the Advisory Agreement would, subject to shareholder approval, increase contractual investment advisory fee rates. As detailed below, the Board held numerous meetings and discussions with the management team of Columbia Management and reviewed and considered materials in connection with the approval of the investment advisory fee before determining to approve the Advisory Agreements.

On April 30, 2010, Ameriprise Financial, Inc. acquired the long-term asset management business of Columbia Management Group, LLC, a subsidiary of Bank of America and the parent of the Affected Funds’ former investment adviser. In connection with that acquisition, the Affected Funds entered into investment management services agreements with Columbia Management, a subsidiary of Ameriprise Financial, Inc.

Beginning in April 2010, Columbia Management presented to the Advisory Fees and Expenses Committee (the “Committee”) of the Board a proposal to rationalize the fees and expenses, including the advisory fees, of the various registered investment companies in the combined complex of Columbia-, RiverSource-, Seligman- and Threadneedle-branded funds (the “Columbia Funds Complex”). Because these funds were organized at different times by many different sponsors, their fees and expenses did not reflect a common overall design, and Columbia Management proposed to implement a more consistent schedule of fees for similar funds based on a uniform pricing model across all of the funds. In this regard, Columbia Management presented the Committee with various data comparing current and proposed fee schedules to the fee schedules of peer funds, as selected by an independent third-party data provider. While Columbia Management projected that the proposed rationalization would reduce the overall fees and expenses of all of the funds in the aggregate, it was expected that certain fees and expenses, including advisory fees, would increase for certain funds. At the same time, Columbia Management presented the Committee with proposals to provide for consistent administrative services fee schedules across funds in the same asset class, reduced custody fee rates and a consistent transfer agency fee schedule across the funds, as well as initial proposals to merge various funds. In connection with these proposals, the Committee and the trustees considered a proposal by Columbia Management to contractually limit the total operating expenses (exclusive of brokerage commissions, interest (but including custodial charges relating to overdrafts), taxes and extraordinary expenses, after giving effect to any balance credits from each fund’s custodian) of class A shares of funds, the expenses of which exceed the median expenses of such fund’s class A shares peer group (as determined from time to time, generally annually, by an independent third-party data provider), to such median expenses (or a lower, agreed-upon rate), and to limit the total expenses of such funds’ other classes to a corresponding amount, adjusted to reflect any class-specific expenses (including transfer agency fees and payments under any distribution plan, shareholder servicing plan, and/or plan administration agreement).

The Committee and the trustees who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust (the “Independent Trustees”) requested and evaluated materials from, and were provided materials and information regarding the Advisory Agreements by, Columbia Management. The Committee, at meetings held on April 20, 2010, May 3, 2010, June 7, 2010, July 27, 2010 and August 10, 2010, and the Independent Trustees, at meetings held on April 20, 2010, May 4, 2010, June 7, 2010 and August 11, 2010, reviewed the materials provided in connection with their consideration of the Advisory Agreements and other matters relating to the proposals and discussed them with representatives of Columbia Management. The Committee and the Independent Trustees also reviewed and considered information that they had previously received in connection with their most recent consideration and approval of the current investment management services agreements with Columbia Management. They also consulted with Fund counsel and with the Independent Trustees’ independent legal counsel, who advised on the legal standards for consideration by the trustees and otherwise assisted the trustees in their deliberations. The trustees also met with, and reviewed and considered a report prepared and provided by, the independent fee consultant (the “Fee Consultant”) appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into by Columbia Management Advisors, LLC, the Affected Funds’ previous adviser, with the New York Attorney General (“NYAG”) to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the “NYAG Settlement”). Under the NYAG Settlement, the Fee Consultant’s role is to manage the process by which management fees are negotiated so that they are negotiated in a manner that is at arms’ length and reasonable. On August 10, 2010, the Committee recommended that the trustees approve the Advisory Agreements. On September 14, 2010, the trustees, including a majority of the Independent Trustees, approved the Advisory Agreement for each Affected Fund, subject to shareholder approval.

The trustees considered all materials that they, their legal counsel or Columbia Management believed reasonably necessary to evaluate and to determine whether to approve the Advisory Agreements. The factors considered by the Committee and the trustees in recommending approval and approving the Advisory Agreement for each Affected Fund included the following:

■	The expected benefits of continuing to retain Columbia Management as the Affected Funds’ investment manager;

■	The terms and conditions of the Advisory Agreements, including the increase or decrease, as applicable, in the advisory fee schedule for each Affected Fund;

■

The impact of the proposed changes in investment advisory fee rates, as well as proposed changes in administrative services, transfer agency and custody fee rates, on each Affected Fund’s total expense ratio;

■	For Columbia High Yield Municipal Fund, the reduction in the rates payable under its administrative services agreement;

■

The willingness of Columbia Management to agree to contractually limit or cap total operating expenses for Columbia High Yield Municipal Fund so that total operating expenses (exclusive of brokerage commissions, interest (but including custodial charges relating to overdrafts), taxes and extraordinary expenses, after giving effect to any balance credits from each fund’s custodian) of class A shares would not exceed the median expenses of such fund’s class A shares peer group (as determined from time to time, generally annually, by an independent third-party data provider);

■	That Columbia Management, and not any Affected Fund, would bear the costs of obtaining any necessary shareholder approvals of the Advisory Agreements;

■	The expected impact on expenses for certain Affected Funds of proposed mergers; and

■	The expected benefits of further integrating the Combined Fund Complex by:

•

Standardizing total management fees across similar funds in the Combined Fund Complex to promote comparability of pricing among a menu of funds available to investors, including through exchange privileges; and

•

Aligning investment advisory fee rates across funds in the Combined Fund Complex that are in the same investment category (e.g., the amendment would align the investment advisory fee rates of Columbia Large Cap Growth Fund with those of all other actively managed large-cap funds in the Combined Fund Complex).

Nature, Extent and Quality of Services Provided under the Advisory Agreements

The trustees considered the nature, extent and quality of services provided to the Affected Funds by Columbia Management and its affiliates under the Advisory Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Affected Funds by Columbia Management and its affiliates. The trustees considered, among other things, the ability of Columbia Management to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including Columbia Management’s personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the trade execution services provided on behalf of the Affected Funds and the quality of Columbia Management’s investment research capabilities and the other resources that it devotes to each Affected Fund. For each Affected Fund, the trustees also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing these and related factors, the trustees concluded, within the context of their overall conclusions, that the nature, extent and quality of the services to be provided to each Affected Fund under the Advisory Agreements supported the approval of the Advisory Agreements.

Investment Performance

The trustees reviewed information about the performance of each Affected Fund over various time periods, including information prepared by an independent third-party data provider that compared the performance of each Affected Fund to the performance of peer groups of mutual funds and performance benchmarks. The trustees also reviewed a description of the third party’s methodology for identifying each Fund’s peer group for purposes of performance and expense comparisons. In the case of each Affected Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant approval of the Affected Fund’s Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Affected Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Affected Fund’s investment strategy and policies and that the Affected Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Affected Fund’s investment strategy; (iii) that the Affected Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that Columbia Management had taken or was taking steps designed to help improve the Affected Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The trustees noted that, through February 28, 2010, Columbia High Yield Municipal Fund’s performance was in the fourth quintile (where the best performance would be in the first quintile) for the one-year period and in the third quintile for the three-, five- and ten-year periods of the peer group selected by an independent third-party data provider for the purposes of performance comparisons.

After reviewing those and related factors, the trustees concluded, within the context of their overall conclusions regarding each of the Advisory Agreements, that the performance of each Affected Fund and Columbia Management was sufficient, in light of other considerations, to warrant the approval of the Advisory Agreement pertaining to that Affected Fund.

Investment Advisory Fee Rates and Other Expenses

The trustees considered that the Advisory Agreement for Columbia High Yield Municipal Fund would increase the contractual investment advisory fee rates payable by that Fund at certain asset levels and would be otherwise identical to that Fund’s current investment management services agreement. In addition, the trustees also considered that, with the proposed fee reductions under the administrative services agreement, the contractual fee rate under both the Advisory Agreement and the proposed administrative services agreement would be lower than the current combined contractual fee rate under those agreements at most asset levels. The trustees also considered that based on its expenses for its most recent fiscal year, adjusted to give effect to the Advisory Agreement and other proposed contractual changes, including the contractual expense limitations described above, Columbia High Yield Municipal Fund’s contractual management fees would have been in the third quintile (where the lowest fees and expenses would be in the first quintile) and total net expenses would have been in the third quintile of the peer group selected by an independent third-party data provider for purposes of expense comparisons.

After reviewing these and related factors, the trustees concluded, within the context of their overall conclusions, that the advisory fee rates under the Advisory Agreements and anticipated total expenses of each Affected Fund supported the approval of the Advisory Agreements.

Costs of Services Provided and Profitability

The trustees considered information about the advisory fees charged by Columbia Management to comparable institutional accounts. In considering the fees charged to those accounts, the trustees took into account, among other things, Columbia Management’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia Management, and the additional resources required to manage mutual funds effectively. In evaluating each Affected Fund’s proposed advisory fees, the trustees also took into account the demands, complexity and quality of the investment management of the Affected Fund.

The trustees also considered the compensation directly or indirectly received by Columbia Management and its affiliates in connection with their relationships with the Affected Funds. The trustees reviewed information provided by management as to the projected profitability to Columbia Management and its affiliates of their relationships with each Affected Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant Affected Funds, the current and anticipated expense levels of each Affected Fund, and the implementation of breakpoints and/or expense limitations with respect to each Affected Fund.

After reviewing those and related factors, the trustees concluded, within the context of their overall conclusions, that the proposed changes to the advisory fees, and the related profitability to Columbia Management and its affiliates of their relationships with the Affected Fund, supported the approval of the Advisory Agreement pertaining to that Affected Fund.

Economies of Scale

The trustees considered the existence of any economies of scale in the provision by Columbia Management of services to each Affected Fund, to groups of related funds and to Columbia Management’s investment advisory clients as a whole, and whether those economies of scale were shared with the Affected Funds through breakpoints in the proposed investment advisory fees or other means, such as expense limitation arrangements and additional investments by Columbia Management in investment, trading and compliance resources. The trustees noted that all of the Affected Funds were expected to benefit from breakpoints and/or expense limitation arrangements. In considering those issues, the trustees also took note of the costs of the services to be provided (both on an absolute and relative basis) and the projected profitability to Columbia Management and its affiliates of their relationships with the Affected Funds, as discussed above. The trustees also noted the expected expense synergies and other anticipated benefits to Columbia Management and fund shareholders of both the rationalization of fees and expenses and the proposed mergers of certain Affected Funds. After reviewing these and related factors, the trustees concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Affected Funds supported the approval of the Advisory Agreements.

Other Benefits to Columbia Management

The trustees received and considered information regarding any expected “fall-out” or ancillary benefits to be received by Columbia Management and its affiliates as a result of their relationships with the Affected Funds, such as the provision by Columbia Management of administrative services to the Affected Funds and the provision by Columbia Management’s affiliates of distribution and transfer agency services to the Affected Funds, and how the proposed rationalization of fees and expenses might affect such benefits, including the fact that to the extent fees payable by the Affected Funds decrease, and the fees for such Funds were subject to a contractual limit or cap on expenses, Columbia Management may pay less in expense reimbursements. The trustees considered that the Affected Funds’ distributor, an affiliate of Columbia Management, retains a portion of the distribution fees from the Affected Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Affected Funds, and that other affiliates of Columbia Management receive various forms of compensation in connection with their sale of shares of the Affected Funds. The trustees also considered the benefits of research made available to Columbia Management by reason of brokerage commissions generated by the Affected Funds’ securities transactions, and reviewed information about Columbia Management’s practices with respect to allocating portfolio brokerage and the use of “soft” commission dollars to pay for research. The trustees considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to disclose and to monitor such possible conflicts of interest. The trustees recognized that Columbia Management’s profitability would be somewhat lower without these benefits.

In their deliberations, the trustees did not identify any single item that was paramount or controlling and individual trustees may have attributed different weights to various factors. The trustees also evaluated all information available to them on a fund-by-fund basis, and their determinations were made separately in respect of each Affected Fund.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel and the Fee Consultant, the trustees, including the Independent Trustees, approved each Advisory Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS

SUPERVISED BY THE COLUMBIA ATLANTIC BOARD

Prepared Pursuant to the February 9, 2005 Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, LLC, and Columbia Management Distributors, Inc. September 21, 2010

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC (“CMA”) and Columbia Management Distributors, Inc.1 (“CMD”) agreed to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and, together with some or all of such funds, the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the “Atlantic Funds” (together with the other members of that Board, the “Trustees”) retained me as IFC for the Atlantic Funds.2 In this capacity, I have prepared this written evaluation of the fee negotiation process. As has been the case with my previous reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this report.

On September 29, 2009, Ameriprise entered into an asset purchase agreement with Bank of America, N.A. and its parent, Bank of America Corporation (together, the “Bank”) pursuant to which the Bank agreed to sell certain CMG assets relating to Columbia’s long-term asset management business, including management of the Atlantic Funds (the “Transaction”). The Transaction, which closed on April 30, 2010,3 resulted in the termination of the existing Investment Management Agreements with CMA. Prior to the closing of the Transaction, the Trustees and the shareholders of the Funds approved new Advisory and Administrative Agreements with an Ameriprise subsidiary now called Columbia Management Investment Advisers, LLC (“CMIA”). Those Agreements did not change the rates paid by the Funds from the levels specified in the former agreements with CMA.

CMIA serves as the adviser of funds supervised by three different Boards of Trustees: the Atlantic, Nations, and RiverSource Boards, and a subsidiary of CMIA serves as adviser to funds overseen by a fourth Board, Columbia/Wanger. After reviewing the range of funds overseen by all four Boards, CMIA proposed a series of changes intended, among other things, to rationalize its mutual fund product offerings (by, for example, proposing to merge funds with similar investment strategies) and the fees charged to the funds by CMIA and its affiliates. These proposals included (1) changes to the advisory fees paid by certain funds, (2) changes to administrative and similar fees paid by certain funds, (3) changes to the transfer agency, sub-transfer agency, custody, and pricing/bookkeeping fees paid by the Funds, and (4) mergers involving more than 60 funds. CMIA asked the Trustees to consider these proposals together. This report, consistent with and (to the extent applicable) in fulfillment of the terms of the AOD, will focus on changes to advisory and aggregate management fees and discuss other proposals insofar as they affect total fund expenses, which may be a relevant factor in considering the appropriate level of advisory and management fees (defined for purposes of this report as advisory plus administrative fees).

[1]	CMA and CMD are subsidiaries of Columbia Management Group, LLC (“CMG”), and are the successors to the entities named in the AOD.

[2]

I have no material relationship with Bank of America, CMG or Ameriprise Financial, Inc. (“Ameriprise”), aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Atlantic Funds.

[3]	CMIA, Materials Prepared for the Atlantic Fees and Expense Committee, June 7, 2010 (“June 7 Materials”), Tab 1 at p. 1.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees … to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD also provides that CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees … using … an annual independent written evaluation prepared by or under the direction of … the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of the adviser’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of the adviser for like services;

5.	Costs to the adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of the adviser and its affiliates from supplying such services.

II. Findings

1.	Based upon my examination of the information supplied by CMIA and Ameriprise in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed contractual advisory and/or administrative fee changes at any asset level for each affected Atlantic Fund (each a “Fee Change Fund”).

2.	In my view, the process by which the proposed management fees of each Fee Change Fund have been negotiated with CMIA thus far has been, to the extent practicable, at arm’s length and reasonable and consistent with the AOD.

3.	There are 25 Funds for which CMIA has proposed an increase either in the contractual advisory or management fee (each a “Fee Increase Fund”). Seven of these Funds have a combination of higher contractual advisory fees and either lower or unchanged contractual management fees. The remaining 18 Funds have higher contractual management fees with the majority resulting from higher contractual advisory fees. For five Funds, however, the higher management fees result from a combination of lower advisory fees and higher administrative fees.

4.	The actual management fee, computed on the basis of assets as of October 31, 2009, would increase for 16 of the Fee Increase Funds after accounting for CMIA’s proposed expense limitation program, non-management fee changes, and proposed mergers. Seven Funds would have lower actual management fees, and two would experience no change in actual management fees.

5.	Sixteen of the 25 Fee Increase Funds have generally median or better-than-median performance. Only one Fee Increase Fund — High Yield Opportunity Fund — would be identified for further review based on performance criteria used by the Trustees in past contract review processes.

6.	CMIA proposed that the Funds and most other mutual funds it or its affiliates advise or sponsor (together, the “CMIA Funds”) be subject to a contractual expense limitation calculated as the median of the relevant fund’s Lipper expense group. As a result, all Fee Increase Funds are projected to have total expenses in the first, second, or third quintiles after full implementation of the proposed fee changes, expense limitations, and mergers. The expense limitation would be recalculated every year based on updated Lipper data. An analysis of the changes in median expenses for 2009 and 2010 indicates that some Funds are likely to experience sizable changes in their expense limits. Some Funds would have higher-than-median actual management fees notwithstanding the newly-established expense limitations.

7.	CMIA reviewed differences between management of retail mutual funds and advising institutional accounts and supplied charts plotting contractual and actual institutional and fund fees against assets in various investment categories. The data showed that mutual fund fees are often lower at small asset levels reflecting CMIA’s reimbursement of fund expenses. At higher asset levels, mutual fund fees typically exceed institutional fees.

8.	CMIA provided fund-by-fund projected profitability data. Due to the significant changes in the operations of the Funds (including the change of the Funds’ investment adviser), historical profitability data was judged to have little relevance.

9.	CMIA provided projections of both the cumulative benefit to CMIA Fund shareholders of all aspects of its proposals (including proposed mergers) and the synergies in the form of decreased expenses that would benefit CMIA and its parent, Ameriprise.

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia High Yield Municipal Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Adviser

Columbia Management Investment Advisers, LLC

100 Federal Street

Boston, MA 02110

Columbia High Yield Municipal Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2010 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1360 A (2/11)

Columbia Small Cap Value Fund I

Semiannual Report for the Period Ended December 31, 2010

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation’s largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe’s largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city’s financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments’ beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy — an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

■

A singular focus on our shareholders. Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

■

First-class research and thought leadership. We are dedicated to helping you take advantage of today’s opportunities and anticipate tomorrow’s. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

■

A disciplined investment approach. We aren’t distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don’t consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton

President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia Small Cap Value Fund I

Average annual total return as of 12/31/10 (%)

Share class	A		B		C		I	R	Y	Z
Inception	07/25/86		11/09/92		01/15/96		09/27/10	09/27/10	07/15/09	07/31/95
Sales charge	without	with	without	with	without	with	without	without	without	without
6-month (cumulative)	26.60	19.32	26.17	21.17	26.15	25.15	n/a	n/a	26.90	26.76
1-year	25.72	18.49	24.80	19.80	24.82	23.82	n/a	n/a	26.26	26.06
5-year	5.45	4.21	4.67	4.35	4.67	4.67	n/a	n/a	5.77	5.72
10-year/Life	8.86	8.22	8.03	8.03	8.04	8.04	18.22	17.97	9.17	9.14

The “with sales charge” returns include the maximum initial sales charge of 5.75% for Class A Shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The “without sales charge” returns do not include the effect of sales charges. If they had, returns would be lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the investment adviser and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I, Class Y and Class Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with a distribution (12b-1) fee. Class I, Class R, Class Y and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund’s prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The returns for Class Y shares include the returns for Class Z shares for the periods prior to July 15, 2009. The returns shown have not been adjusted to reflect any differences in expenses between Class Y shares and Class Z shares. Class Y shares were initially offered on July 15, 2009 and Class I and Class R shares were initially offered on September 27, 2010.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 12/31/10

+26.60% Class A shares (without sales charge)

+26.58% Russell 2000 Value Index[1]

Net asset value per share

as of 12/31/10 ($)
Class A	44.77
Class B	36.50
Class C	38.64
Class I	46.98
Class R	44.82
Class Y	46.98
Class Z	46.96

Distributions declared per share

07/01/10 - 12/31/10 ($)
Class A	0.59
Class B	0.30
Class C	0.30
Class I	0.76
Class R	0.51
Class Y	0.76
Class Z	0.69

[1]	The Russell 2000 Value Index tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

1

Understanding Your Expenses – Columbia Small Cap Value Fund I

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary firm to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “Actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “Hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

07/01/10 – 12/31/10
	Account value at the beginning of the period ($)		Account value at the end of the period ($)			Expenses paid during the period ($)			Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,266.00		1,019.00	7.03		6.26	1.23
Class B	1,000.00	1,000.00	1,261.70		1,015.22	11.29		10.06	1.98
Class C	1,000.00	1,000.00	1,261.50		1,015.22	11.29		10.06	1.98
Class I	1,000.00	1,000.00	1,182.20	*	1,020.92	2.41	*	4.33	0.85
Class R	1,000.00	1,000.00	1,179.70	*	1,017.54	4.31	*	7.73	1.52
Class Y	1,000.00	1,000.00	1,269.00		1,021.12	4.63		4.13	0.81
Class Z	1,000.00	1,000.00	1,267.60		1,020.27	5.60		4.99	0.98

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 365.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

* For the period September 27, 2010 through December 31, 2010. Class I and Class R shares commenced operations on September 27, 2010.

2

Investment Portfolio – Columbia Small Cap Value Fund I

December 31, 2010 (Unaudited)

Common Stock – 99.8%

	Shares	Value ($)
Consumer Discretionary – 9.0%
Diversified Consumer Services – 0.6%
Lincoln Educational Services Corp.	291,553	4,521,987
Regis Corp.	403,096	6,691,394

Diversified Consumer Services Total		11,213,381

Hotels, Restaurants & Leisure – 1.7%
Benihana, Inc., Class A (a)	729,659	5,932,128
Bob Evans Farms, Inc.	281,311	9,272,010
CEC Entertainment, Inc. (a)	149,478	5,804,231
Jack in the Box, Inc. (a)	223,220	4,716,638
Red Robin Gourmet Burgers, Inc. (a)	248,191	5,328,661

Hotels, Restaurants & Leisure Total		31,053,668

Household Durables – 1.1%
American Greetings Corp., Class A	284,310	6,300,310
Cavco Industries, Inc. (a)	160,895	7,512,187
CSS Industries, Inc.	316,093	6,514,677

Household Durables Total		20,327,174

Leisure Equipment & Products – 0.4%
JAKKS Pacific, Inc. (a)	441,850	8,050,507

Leisure Equipment & Products Total		8,050,507

Specialty Retail – 4.8%
Aaron’s, Inc.	295,160	6,018,312
America’s Car-Mart, Inc. (a)	226,451	6,132,293
Finish Line, Inc., Class A	476,420	8,189,660
Foot Locker, Inc.	505,632	9,920,500
GameStop Corp., Class A (a)	348,425	7,971,964
Men’s Wearhouse, Inc.	313,487	7,830,905
OfficeMax, Inc. (a)	475,640	8,418,828
Pacific Sunwear of California, Inc. (a)	1,890,112	10,244,407
Rent-A-Center, Inc.	484,892	15,652,314
Shoe Carnival, Inc. (a)	366,750	9,902,250

Specialty Retail Total		90,281,433

Textiles, Apparel & Luxury Goods – 0.4%
Movado Group, Inc. (a)	480,515	7,755,512

Textiles, Apparel & Luxury Goods Total		7,755,512

Consumer Discretionary Total		168,681,675

Consumer Staples – 1.9%
Food & Staples Retailing – 1.2%
Andersons, Inc.	225,770	8,206,740
Ruddick Corp.	234,379	8,634,522

	Shares	Value ($)
Spartan Stores, Inc.	398,279	6,750,829

Food & Staples Retailing Total		23,592,091

Food Products – 0.7%
Fresh Del Monte Produce, Inc.	503,007	12,550,025

Food Products Total		12,550,025

Consumer Staples Total		36,142,116

Energy – 8.7%
Energy Equipment & Services – 3.6%
Cal Dive International, Inc. (a)	1,276,230	7,236,224
Dawson Geophysical Co. (a)	203,880	6,503,772
Gulf Island Fabrication, Inc.	388,270	10,941,449
Matrix Service Co. (a)	540,600	6,584,508
Patterson-UTI Energy, Inc.	427,090	9,203,789
T-3 Energy Services, Inc. (a)	224,580	8,945,021
TGC Industries, Inc. (a)	828,317	3,147,605
Tidewater, Inc.	144,730	7,792,263
Union Drilling, Inc. (a)	953,588	6,942,121

Energy Equipment & Services Total		67,296,752

Oil, Gas & Consumable Fuels – 5.1%
Berry Petroleum Co., Class A	210,280	9,189,236
Bill Barrett Corp. (a)	238,070	9,791,819
Forest Oil Corp. (a)	183,060	6,950,788
Holly Corp.	185,489	7,562,387
International Coal Group, Inc. (a)	1,036,724	8,024,244
James River Coal Co. (a)	289,430	7,331,262
Nordic American Tanker Shipping	372,520	9,692,970
Stone Energy Corp. (a)	465,558	10,377,288
Swift Energy Co. (a)	300,669	11,771,191
Vaalco Energy, Inc. (a)	882,481	6,318,564
World Fuel Services Corp.	234,620	8,483,859

Oil, Gas & Consumable Fuels Total		95,493,608

Energy Total		162,790,360

Financials – 30.7%
Capital Markets – 3.4%
Federated Investors, Inc., Class B	171,725	4,494,043
GFI Group, Inc.	1,527,033	7,161,785
International Assets Holding Corp. (a)	431,380	10,180,568
Investment Technology Group, Inc. (a)	610,495	9,993,803

See Accompanying Notes to Financial Statements.

3

Columbia Small Cap Value Fund I

December 31, 2010 (Unaudited)

Common Stock (continued)

	Shares	Value ($)
Financials (continued)
Knight Capital Group, Inc., Class A (a)	900,930	12,423,825
Medallion Financial Corp.	483,061	3,961,100
optionsXpress Holdings, Inc.	400,313	6,272,905
Piper Jaffray Companies, Inc. (a)	240,030	8,403,450

Capital Markets Total		62,891,479

Commercial Banks – 7.2%
Ameris Bancorp (a)	676,451	7,129,793
BancFirst Corp.	189,311	7,797,720
BancTrust Financial Group, Inc. (a)	496,176	1,324,790
Bryn Mawr Bank Corp.	388,206	6,774,195
Chemical Financial Corp.	463,853	10,274,344
Columbia Banking System, Inc.	491,995	10,361,415
Community Trust Bancorp, Inc.	301,644	8,735,610
First Citizens BancShares, Inc., Class A	64,222	12,141,169
First Commonwealth Financial Corp.	1,598,114	11,314,647
First Financial Corp.	336,686	11,831,146
First National Bank of Alaska	2,544	4,553,760
Hancock Holding Co.	246,607	8,596,720
Investors Bancorp, Inc. (a)	474,813	6,229,547
Merchants Bancshares, Inc.	302,125	8,326,565
Northfield Bancorp, Inc.	449,905	5,992,735
Northrim BanCorp, Inc. (b)	359,341	6,942,468
West Coast Bancorp (a)	1,999,782	5,639,385

Commercial Banks Total		133,966,009

Consumer Finance – 0.6%
Cash America International, Inc.	297,589	10,989,962

Consumer Finance Total		10,989,962

Diversified Financial Services – 0.2%
Pico Holdings, Inc. (a)	146,638	4,663,088

Diversified Financial Services Total		4,663,088

Insurance – 8.8%
Allied World Assurance Co. Holdings Ltd.	100,370	5,965,993
American Safety Insurance Holdings Ltd. (a)	428,100	9,152,778
Argo Group International Holdings Ltd.	273,420	10,239,579
Baldwin & Lyons, Inc., Class B	292,362	6,879,278
CNA Surety Corp. (a)	500,819	11,859,394
eHealth, Inc. (a)	786,510	11,160,577
EMC Insurance Group, Inc.	327,176	7,407,265
FBL Financial Group, Inc., Class A	331,955	9,517,150

	Shares	Value ($)
Global Indemnity PLC (a)	896,467	18,332,750
Hanover Insurance Group, Inc.	170,943	7,986,457
Harleysville Group, Inc.	171,085	6,285,663
Horace Mann Educators Corp.	647,523	11,681,315
National Western Life Insurance Co., Class A	35,653	5,944,068
Navigators Group, Inc. (a)	239,221	12,044,777
Safety Insurance Group, Inc.	251,081	11,943,923
Stewart Information Services Corp.	496,157	5,720,690
United Fire & Casualty Co.	517,836	11,558,099

Insurance Total		163,679,756

Real Estate Investment Trusts (REITs) – 5.4%
Chesapeake Lodging Trust	361,352	6,797,031
DCT Industrial Trust, Inc.	1,666,541	8,849,333
DiamondRock Hospitality Co. (a)	1,015,999	12,191,988
Franklin Street Properties Corp.	542,122	7,725,239
Getty Realty Corp.	242,446	7,583,711
National Health Investors, Inc.	183,968	8,282,239
Potlatch Corp.	314,881	10,249,377
Starwood Property Trust, Inc.	508,780	10,928,594
Sunstone Hotel Investors, Inc. (a)	594,343	6,139,563
Terreno Realty Corp. (a)	362,770	6,504,466
Universal Health Realty Income Trust	196,213	7,167,661
Urstadt Biddle Properties, Inc., Class A	417,242	8,115,357

Real Estate Investment Trusts (REITs) Total		100,534,559

Real Estate Management & Development – 0.3%
Avatar Holdings, Inc. (a)	312,911	6,201,896

Real Estate Management & Development Total		6,201,896

Thrifts & Mortgage Finance – 4.8%
Bank Mutual Corp.	1,524,810	7,288,592
BankFinancial Corp.	884,941	8,628,175
Beneficial Mutual Bancorp, Inc. (a)	1,045,566	9,232,348
Brookline Bancorp, Inc.	1,067,765	11,585,250
Clifton Savings Bancorp, Inc.	538,818	5,824,623
ESSA Bancorp, Inc.	473,609	6,261,111
Home Federal Bancorp, Inc.	699,740	8,585,810
TrustCo Bank Corp. NY	1,024,909	6,497,923
United Financial Bancorp, Inc.	433,135	6,613,971
Washington Federal, Inc.	562,381	9,515,487
Westfield Financial, Inc.	938,226	8,678,590

Thrifts & Mortgage Finance Total		88,711,880

Financials Total		571,638,629

See Accompanying Notes to Financial Statements.

4

Columbia Small Cap Value Fund I

December 31, 2010 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Health Care – 7.5%
Health Care Equipment & Supplies – 2.9%
Analogic Corp.	104,919	5,194,540
Angiodynamics, Inc. (a)	395,549	6,079,588
Cantel Medical Corp.	349,903	8,187,730
ICU Medical, Inc. (a)	154,314	5,632,461
Kensey Nash Corp. (a)	275,388	7,664,048
Medical Action Industries, Inc. (a)	614,233	5,884,352
Quidel Corp. (a)	355,410	5,135,674
Symmetry Medical, Inc. (a)	596,740	5,519,845
Young Innovations, Inc.	160,763	5,146,024

Health Care Equipment & Supplies Total		54,444,262

Health Care Providers & Services – 4.1%
AmSurg Corp. (a)	360,301	7,548,306
Centene Corp. (a)	212,130	5,375,374
Healthspring, Inc. (a)	516,751	13,709,404
Kindred Healthcare, Inc. (a)	519,691	9,546,724
Magellan Health Services, Inc. (a)	178,440	8,436,643
Medcath Corp. (a)	635,270	8,862,016
NovaMed, Inc. (a)	366,711	4,228,178
Owens & Minor, Inc.	241,935	7,120,147
Triple-S Management Corp., Class B (a)	288,860	5,511,449
U.S. Physical Therapy, Inc. (a)	294,346	5,833,938

Health Care Providers & Services Total		76,172,179

Pharmaceuticals – 0.5%
Medicis Pharmaceutical Corp., Class A	328,500	8,800,515

Pharmaceuticals Total		8,800,515

Health Care Total		139,416,956

Industrials – 16.8%
Aerospace & Defense – 0.9%
AAR Corp. (a)	267,808	7,356,686
Ceradyne, Inc. (a)	309,201	9,749,107

Aerospace & Defense Total		17,105,793

Air Freight & Logistics – 0.3%
Pacer International, Inc. (a)	771,881	5,279,666

Air Freight & Logistics Total		5,279,666

Airlines – 0.3%
Skywest, Inc.	358,141	5,594,163

Airlines Total		5,594,163

	Shares	Value ($)
Building Products – 1.2%
A.O. Smith Corp.	175,190	6,671,235
Ameron International Corp.	119,970	9,162,109
Universal Forest Products, Inc.	195,061	7,587,873

Building Products Total		23,421,217

Commercial Services & Supplies – 2.0%
ABM Industries, Inc.	295,270	7,765,601
Consolidated Graphics, Inc. (a)	155,820	7,546,363
Ennis, Inc.	331,979	5,676,841
G&K Services, Inc., Class A	233,006	7,202,215
United Stationers, Inc. (a)	134,660	8,592,655

Commercial Services & Supplies Total		36,783,675

Construction & Engineering – 3.1%
Comfort Systems USA, Inc.	485,131	6,389,175
Dycom Industries, Inc. (a)	667,751	9,849,327
EMCOR Group, Inc. (a)	371,920	10,778,242
KBR, Inc.	284,829	8,678,740
KHD Humboldt Wedag International AG	384,023	3,562,683
Layne Christensen Co. (a)	225,820	7,772,725
Pike Electric Corp. (a)	659,393	5,657,592
Sterling Construction Co., Inc. (a)	396,409	5,169,173

Construction & Engineering Total		57,857,657

Electrical Equipment – 1.7%
Belden, Inc.	223,931	8,245,139
Broadwind Energy, Inc. (a)	3,554,983	8,212,011
GrafTech International Ltd. (a)	445,306	8,834,871
Powell Industries, Inc. (a)	173,690	5,710,927

Electrical Equipment Total		31,002,948

Machinery – 3.5%
Astec Industries, Inc. (a)	204,388	6,624,215
CIRCOR International, Inc.	188,860	7,985,001
EnPro Industries, Inc. (a)	240,062	9,976,977
FreightCar America, Inc.	213,401	6,175,825
Harsco Corp.	202,147	5,724,803
Kadant, Inc. (a)	362,081	8,534,249
LB Foster Co., Class A (a)	177,696	7,274,874
Mueller Industries, Inc.	297,760	9,736,752
Robbins & Myers, Inc.	82,410	2,948,630

Machinery Total		64,981,326

Marine – 0.3%
Diana Shipping, Inc. (a)	479,370	5,762,027

Marine Total		5,762,027

See Accompanying Notes to Financial Statements.

5

Columbia Small Cap Value Fund I

December 31, 2010 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Industrials (continued)
Professional Services – 1.4%
CDI Corp.	346,218	6,436,193
FTI Consulting, Inc. (a)	178,200	6,643,296
Korn/Ferry International (a)	354,521	8,192,980
Navigant Consulting, Inc. (a)	606,020	5,575,384

Professional Services Total		26,847,853

Road & Rail – 1.3%
Heartland Express, Inc.	358,614	5,744,996
Ryder System, Inc.	142,699	7,511,675
Werner Enterprises, Inc.	482,119	10,895,890

Road & Rail Total		24,152,561

Trading Companies & Distributors – 0.8%
Applied Industrial Technologies, Inc.	227,310	7,383,029
Kaman Corp.	269,622	7,837,911

Trading Companies & Distributors Total		15,220,940

Industrials Total		314,009,826

Information Technology – 13.6%
Communications Equipment – 2.2%
Anaren, Inc. (a)	351,290	7,324,397
Bel Fuse, Inc., Class B	222,607	5,320,307
Black Box Corp.	222,103	8,504,324
Plantronics, Inc.	153,970	5,730,763
Symmetricom, Inc. (a)	863,570	6,122,711
Tekelec (a)	673,090	8,016,502

Communications Equipment Total		41,019,004

Electronic Equipment, Instruments & Components – 3.6%
Anixter International, Inc.	161,688	9,657,624
Benchmark Electronics, Inc. (a)	528,732	9,601,773
Brightpoint, Inc. (a)	750,139	6,548,714
CTS Corp.	564,926	6,248,082
Electro Scientific Industries, Inc. (a)	373,000	5,979,190
Littelfuse, Inc.	166,140	7,818,548
Methode Electronics, Inc.	546,210	7,084,344
MTS Systems Corp.	190,414	7,132,908
NAM TAI Electronics, Inc.	1,094,590	7,005,376

Electronic Equipment, Instruments & Components Total		67,076,559

Internet Software & Services – 1.0%
InfoSpace, Inc. (a)	700,397	5,813,295
United Online, Inc.	1,054,150	6,957,390
ValueClick, Inc. (a)	412,550	6,613,177

Internet Software & Services Total		19,383,862

	Shares	Value ($)
IT Services – 3.2%
Acxiom Corp. (a)	390,790	6,702,049
CACI International, Inc., Class A (a)	180,076	9,616,058
CSG Systems International, Inc. (a)	354,337	6,711,143
Global Cash Access Holdings, Inc. (a)	2,029,534	6,474,214
Jack Henry & Associates, Inc.	164,260	4,788,179
MAXIMUS, Inc.	99,249	6,508,749
MoneyGram International, Inc. (a)	2,718,809	7,367,972
TeleTech Holdings, Inc. (a)	519,420	10,694,858

IT Services Total		58,863,222

Semiconductors & Semiconductor Equipment – 2.1%
Amkor Technology, Inc. (a)	782,100	5,779,719
ATMI, Inc. (a)	315,142	6,283,931
Integrated Device Technology, Inc. (a)	892,620	5,944,849
MKS Instruments, Inc. (a)	217,648	5,330,200
Tessera Technologies, Inc. (a)	236,900	5,247,335
Varian Semiconductor Equipment Associates, Inc. (a)	137,180	5,071,545
Zoran Corp. (a)	648,258	5,704,670

Semiconductors & Semiconductor Equipment Total		39,362,249

Software – 1.5%
Compuware Corp. (a)	558,250	6,514,777
Monotype Imaging Holdings, Inc. (a)	513,008	5,694,389
Parametric Technology Corp. (a)	260,670	5,872,895
Progress Software Corp. (a)	213,599	9,039,510

Software Total		27,121,571

Information Technology Total		252,826,467

Materials – 7.0%
Chemicals – 2.2%
H.B. Fuller Co.	516,569	10,599,996
Minerals Technologies, Inc.	144,080	9,424,273
OM Group, Inc. (a)	548,811	21,134,711

Chemicals Total		41,158,980

Construction Materials – 0.2%
Eagle Materials, Inc.	142,214	4,017,545

Construction Materials Total		4,017,545

See Accompanying Notes to Financial Statements.

6

Columbia Small Cap Value Fund I

December 31, 2010 (Unaudited)

Common Stocks (continued)

	Shares	Value ($)
Materials (continued)
Containers & Packaging – 2.1%
Greif, Inc., Class A	108,087	6,690,585
Greif, Inc., Class B	279,233	17,033,213
Packaging Corp. of America	254,565	6,577,960
Silgan Holdings, Inc.	248,980	8,915,974

Containers & Packaging Total		39,217,732

Metals & Mining – 2.5%
Carpenter Technology Corp.	119,980	4,827,995
Haynes International, Inc.	214,083	8,955,092
Olympic Steel, Inc.	301,034	8,633,655
RTI International Metals, Inc. (a)	206,561	5,573,016
Terra Nova Royalty Corp. (a)	661,715	5,167,994
Thompson Creek Metals Co., Inc. (a)	907,140	13,353,101

Metals & Mining Total		46,510,853

Materials Total		130,905,110

Telecommunication Services – 1.5%
Diversified Telecommunication Services – 0.6%
Neutral Tandem, Inc. (a)	449,372	6,488,932
Warwick Valley Telephone Co. (b)	358,203	4,961,111

Diversified Telecommunication Services Total		11,450,043

Wireless Telecommunication Services – 0.9%
NTELOS Holdings Corp.	516,330	9,836,087
Shenandoah Telecommunications Co.	335,289	6,279,963

Wireless Telecommunication Services Total		16,116,050

Telecommunication Services Total		27,566,093

Utilities – 3.1%
Electric Utilities – 1.1%
ALLETE, Inc.	284,300	10,593,018
MGE Energy, Inc.	227,324	9,720,374

Electric Utilities Total		20,313,392

Gas Utilities – 0.5%
Laclede Group, Inc.	250,120	9,139,385

Gas Utilities Total		9,139,385

	Shares		Value ($)
Multi-Utilities – 1.5%
Avista Corp.	471,880		10,626,738
CH Energy Group, Inc.	166,654		8,147,714
NorthWestern Corp.	309,021		8,909,075

Multi-Utilities Total			27,683,527

Utilities Total			57,136,304

Total Common Stocks (cost of $1,478,406,253)			1,861,113,536

Short-Term Obligation – 0.3%	Par	($)
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/10, due 01/03/11 at 0.150%, collateralized by a U.S. Treasury obligation maturing 10/31/11, market value $4,896,450 (repurchase proceeds $4,797,060)	4,797,000		4,797,000

Total Short-Term Obligation (cost of $4,797,000)			4,797,000

Total Investments – 100.1% (cost of $1,483,203,253)(c)			1,865,910,536

Other Assets & Liabilities, Net – (0.1)%			(2,006,114)

Net Assets – 100.0%			1,863,904,422

Notes to Investment Portfolio:

(a)	Non-income producing security.

(b)	An affiliate may include any company in which the fund owns five percent or more of its outstanding voting shares. Transactions with companies which are or were affiliated during the six months ended December 31, 2010, are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bel Fuse, Inc., Class B	$2,262,151	$1,685,160	$—	$24,016	$—
Northrim BanCorp, Inc.	5,321,498	259,982	—	85,453	6,942,468
Warwick Valley Telephone Co.	4,822,816	220,732	—	170,442	4,961,111

	$12,406,465	$2,165,874	$—	$279,911	$11,903,579

(c)	Cost for federal income tax purposes is $1,483,203,253.

See Accompanying Notes to Financial Statements.

7

Columbia Small Cap Value Fund I

December 31, 2010 (Unaudited)

The following table summarizes the inputs used, as of December 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$168,681,675	$—	$—	$168,681,675
Consumer Staples	36,142,116	—	—	36,142,116
Energy	162,790,360	—	—	162,790,360
Financials	571,638,629	—	—	571,638,629
Health Care	139,416,956	—	—	139,416,956
Industrials	310,447,143	3,562,683	—	314,009,826
Information Technology	252,826,467	—	—	252,826,467
Materials	130,905,110	—	—	130,905,110
Telecommunication Services	27,566,093	—	—	27,566,093
Utilities	57,136,304	—	—	57,136,304

Total Common Stocks	1,857,550,853	3,562,683	—	1,861,113,536

Total Short-Term Obligation	—	4,797,000	—	4,797,000

Total Investments	$1,857,550,853	$8,359,683	$—	$1,865,910,536

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At December 31, 2010, the Fund held investments in the following sectors:

Sector	% of Net Assets
Financials	30.7
Industrials	16.8
Information Technology	13.6
Consumer Discretionary	9.0
Energy	8.7
Health Care	7.5
Materials	7.0
Utilities	3.1
Consumer Staples	1.9
Telecommunication Services	1.5

99.8
Short-Term Obligation	0.3
Other Assets & Liabilities, Net	(0.1)

100.0

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities – Columbia Small Cap Value Fund I

December 31, 2010 (Unaudited)

		($)
Assets	Unaffiliated investments, at cost	1,472,954,511
	Affiliated investments, at cost	10,248,742

	Total investments, at cost	1,483,203,253

	Unaffiliated investments, at value	1,854,006,957
	Affiliated investments, at value	11,903,579

	Total investments, at value	1,865,910,536
	Cash	597
	Receivable for:
	Investments sold	111,796
	Fund shares sold	2,611,215
	Dividends	1,929,530
	Interest	20
	Trustees’ deferred compensation plan	79,353
	Prepaid expenses	6,595
	Other assets	51,569

	Total Assets	1,870,701,211

Liabilities	Payable for:
	Investments purchased	1,189,268
	Fund shares repurchased	3,384,583
	Distributions	1,333
	Investment advisory fee	1,153,781
	Pricing and bookkeeping fees	13,234
	Transfer agent fee	679,545
	Trustees’ fees	1,085
	Custody fee	68,074
	Distribution and service fees	219,142
	Trustees’ deferred compensation plan	79,353
	Other liabilities	7,391

	Total Liabilities	6,796,789

	Net Assets	1,863,904,422

Net Assets Consist of	Paid-in capital	1,457,530,491
	Overdistributed net investment income	(6,185,750)
	Accumulated net realized gain	29,852,398
	Net unrealized appreciation (depreciation) on investments	382,707,283

	Net Assets	1,863,904,422

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities (continued) – Columbia Small Cap Value Fund I

December 31, 2010 (Unaudited)

Class A	Net assets	$725,367,464
	Shares outstanding	16,200,659
	Net asset value per share	$44.77	(a)
	Maximum sales charge	5.75%
	Maximum offering price per share ($44.77/0.9425)	$47.50	(b)

Class B	Net assets	$22,160,235
	Shares outstanding	607,126
	Net asset value and offering price per share	$36.50	(a)

Class C	Net assets	$57,134,443
	Shares outstanding	1,478,791
	Net asset value and offering price per share	$38.64	(a)

Class I (c)	Net assets	$32,877,795
	Shares outstanding	699,862
	Net asset value, offering and redemption price per share	$46.98

Class R (c)	Net assets	$2,919
	Shares outstanding	65
	Net asset value, offering and redemption price per share	$44.82	(d)

Class Y	Net assets	$1,368,528
	Shares outstanding	29,131
	Net asset value, offering and redemption price per share	$46.98

Class Z	Net assets	$1,024,993,038
	Shares outstanding	21,825,393
	Net asset value, offering and redemption price per share	$46.96

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)	On sales of $50,000 or more the offering price is reduced.

(c)	Class I and Class R shares commenced operations on September 27, 2010.

(d)	Net asset value rounds to this amount due to fractional shares outstanding.

See Accompanying Notes to Financial Statements.

10

Statement of Operations – Columbia Small Cap Value Fund I

For the Six Months Ended December 31, 2010 (Unaudited)

		($)
Investment Income	Dividends	16,223,884
	Dividends from affiliates	279,911
	Interest	5,673

	Total Investment Income	16,509,468

Expenses	Investment advisory fee	6,070,816
	Distribution fee:
	Class B	83,179
	Class C	198,023
	Class R	4
	Service fee:
	Class A	813,825
	Class B	27,726
	Class C	66,008
	Transfer agent fee – Class A, Class B, Class C, Class R and Class Z	1,399,940
	Transfer agent fee – Class Y	18
	Pricing and bookkeeping fees	73,797
	Trustees’ fees	34,517
	Custody fee	65,254
	Chief compliance officer expenses	911
	Other expenses	337,157

	Total Expenses	9,171,175

	Expense reductions	(74)

	Net Expenses	9,171,101

	Net Investment Income	7,338,367

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency	Net realized gain (loss) on:
	Investments	58,921,534
	Foreign currency transactions	(39)
	Futures contracts	(133,350)

	Net realized gain	58,788,145

	Net change in unrealized appreciation (depreciation) on:
	Investments	322,519,481
	Foreign currency translations	39

	Net change in unrealized appreciation (depreciation)	322,519,520

	Net Gain	381,307,665

	Net Increase Resulting from Operations	388,646,032

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets – Columbia Small Cap Value Fund I

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended December 31, 2010 ($)(a)(b)	Year Ended June 30, 2010 ($)(c)(d)
Operations	Net investment income	7,338,367	6,418,633
	Net realized gain on investments, futures contracts and foreign currency transactions	58,788,145	52,490,466
	Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	322,519,520	146,219,296

	Net increase resulting from operations	388,646,032	205,128,395

Distributions to Shareholders	From net investment income:
	Class A	(7,016,920)	(2,853,169)
	Class B	(88,865)	(69,066)
	Class C	(213,123)	(111,769)
	Class I	(138,731)	—
	Class R	(23)	—
	Class Y	(17,298)	(7,732)
	Class Z	(11,796,161)	(3,363,591)
	From net realized gains:
	Class A	(2,463,814)	—
	Class B	(96,216)	—
	Class C	(228,826)	—
	Class I	(28,480)	—
	Class R	(10)	—
	Class Y	(4,414)	—
	Class Z	(3,391,555)	—

	Total distributions to shareholders	(25,484,436)	(6,405,327)

	Net Capital Stock Transactions	59,169,120	362,267,219
	Increase from regulatory settlements	—	4,978

	Total increase in net assets	422,330,716	560,995,265

Net Assets	Beginning of period	1,441,573,706	880,578,441
	End of period	1,863,904,422	1,441,573,706
	Undistributed (overdistributed) net investment income at end of period	(6,185,750)	5,747,004

(a)	Class I and Class R shares commenced operations on September 27, 2010.

(b)	Class I and Class R shares reflect activity for the period September 27, 2010 through December 31, 2010.

(c)	Class Y shares commenced operations on July 15, 2009.

(d)	Class Y shares reflects activity for the period July 15, 2009 through June 30, 2010.

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets (continued) – Columbia Small Cap Value Fund I

	Capital Stock Activity
	(Unaudited) Six Months Ended December 31, 2010 (a)(b)		Year Ended June 30, 2010 (c)(d)
	Shares	Dollars ($)	Shares	Dollars ($)
Class A
Subscriptions	1,866,172	74,148,708	6,146,642	221,981,390
Distributions reinvested	194,529	8,561,214	75,419	2,640,419
Redemptions	(2,413,731)	(95,204,384)	(4,797,429)	(173,704,231)

Net increase (decrease)	(353,030)	(12,494,462)	1,424,632	50,917,578

Class B
Subscriptions	1,321	47,689	19,122	550,695
Distributions reinvested	4,294	154,472	2,192	62,564
Redemptions	(179,213)	(5,720,706)	(450,056)	(13,437,067)

Net decrease	(173,598)	(5,518,545)	(428,742)	(12,823,808)

Class C
Subscriptions	31,047	1,056,873	304,578	9,288,017
Distributions reinvested	8,504	323,794	2,808	85,020
Redemptions	(176,972)	(5,969,277)	(441,992)	(13,769,158)

Net decrease	(137,421)	(4,588,610)	(134,606)	(4,396,121)

Class I
Subscriptions	715,333	32,733,664	—	—
Distributions reinvested	3,610	167,167	—	—
Redemptions	(19,081)	(880,669)	—	—

Net increase	699,862	32,020,162	—	—

Class R
Subscriptions	65	2,500	—	—
Distributions reinvested	— (e)	3	—	—

Net increase	65	2,503	—	—

Class Y
Subscriptions	1,282	50,000	61,757	2,010,000
Distributions reinvested	471	21,712	211	7,732
Redemptions	(2,140)	(85,000)	(32,450)	(1,129,792)

Net increase (decrease)	(387)	(13,288)	29,518	887,940

Class Z
Subscriptions	4,050,022	167,664,801	13,255,465	499,789,626
Distributions reinvested	226,838	10,463,621	55,528	2,036,209
Redemptions	(3,054,310)	(128,367,062)	(4,575,482)	(174,144,205)

Net increase	1,222,550	49,761,360	8,735,511	327,681,630

(a)	Class I and Class R shares commenced operations on September 27, 2010.

(b)	Class I and Class R shares reflect activity for the period September 27, 2010 through December 31, 2010.

(c)	Class Y shares commenced operations on July 15, 2009.

(d)	Class Y shares reflect activity for the period July 15, 2009 through June 30, 2010.
(e)	Rounds to less than one share.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Small Cap Value Fund I

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended December 31,		Year Ended June 30,
Class A Shares	2010		2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$35.84		$29.29		$39.50		$52.16		$48.03		$43.12

Income from Investment Operations:
Net investment income (a)	0.16	(b)	0.15		0.23	(c)	0.15		0.12	(b)	0.06
Net realized and unrealized gain (loss) on investments, foreign currency and futures contracts	9.36		6.58		(8.50)		(8.46)		7.61		6.82

Total from investment operations	9.52		6.73		(8.27)		(8.31)		7.73		6.88

Less Distributions to Shareholders:
From net investment income	(0.44)		(0.18)		(0.01)		(0.14)		(0.01)		—
From net realized gains	(0.15)		—		(1.93)		(4.21)		(3.59)		(1.97)

Total distributions to shareholders	(0.59)		(0.18)		(1.94)		(4.35)		(3.60)		(1.97)

Increase from regulatory settlements	—		—	(d)	—	(d)	—		—		—

Net Asset Value, End of Period	$44.77		$35.84		$29.29		$39.50		$52.16		$48.03
Total return (e)	26.60	%(f)	22.99%		(20.73)%		(16.96)%		16.61%		16.25	%(g)(h)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (i)	1.23	%(j)	1.27%		1.38%		1.26%		1.29%		1.28%
Interest expense	—		—	%(k)	—	%(k)	—	%(k)	—	%(k)	—	%(k)
Net expenses (i)	1.23	%(j)	1.27%		1.38%		1.26%		1.29%		1.28%
Waiver/Reimbursement	—		—		—		—		—		0.01%
Net investment income (i)	0.78	%(j)	0.43%		0.74%		0.29%		0.25%		0.13%
Portfolio turnover rate	16	%(f)	30%		50%		40%		39%		32%
Net assets, end of period (000s)	$725,367		$593,209		$443,154		$513,671		$663,160		$505,971

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.05 per share.

(c)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Not annualized.

(g)	Total return includes a voluntary reimbursement by the investment adviser for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(h)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights– Columbia Small Cap Value Fund I

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended December 31,		Year Ended June 30,
Class B Shares	2010		2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$29.17		$23.96		$33.00		$44.51		$41.75		$38.00

Income from Investment Operations:
Net investment loss (a)	(—	)(b)(d)	(0.10)		(0.01	)(c)	(0.21)		(0.24	)(b)	(0.26)
Net realized and unrealized gain (loss) on investments, foreign currency and futures contracts	7.63		5.38		(7.10)		(7.09)		6.59		5.98

Total from investment operations	7.63		5.28		(7.11)		(7.30)		6.35		5.72

Less Distributions to Shareholders:
From net investment income	(0.15)		(0.07)		—		—		—		—
From net realized gains	(0.15)		—		(1.93)		(4.21)		(3.59)		(1.97)

Total distributions to shareholders	(0.30)		(0.07)		(1.93)		(4.21)		(3.59)		(1.97)

Increase from regulatory settlements	—		—	(d)	—	(d)	—		—		—

Net Asset Value, End of Period	$36.50		$29.17		$23.96		$33.00		$44.51		$41.75
Total return (e)	26.17	%(f)	22.02%		(21.31)%		(17.58)%		15.74%		15.36	%(g)(h)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (i)	1.98	%(j)	2.02%		2.13%		2.01%		2.04%		2.03%
Interest expense	—		—	%(k)	—	%(k)	—	%(k)	—	%(k)	—	%(k)
Net expenses (i)	1.98	%(j)	2.02%		2.13%		2.01%		2.04%		2.03%
Waiver/Reimbursement	—		—		—		—		—		0.01%
Net investment loss (i)	(0.03	)%(j)	(0.33)%		(0.02)%		(0.47)%		(0.55)%		(0.64)%
Portfolio turnover rate	16	%(f)	30%		50%		40%		39%		32%
Net assets, end of period (000s)	$22,160		$22,775		$28,977		$50,784		$97,425		$135,721

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.05 per share.

(c)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Not annualized.

(g)	Total return includes a voluntary reimbursement by the investment adviser for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(h)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Small Cap Value Fund I

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended December 31,		Year Ended June 30,
Class C Shares	2010		2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$30.87		$25.35		$34.76		$46.65		$43.60		$39.60

Income from Investment Operations:
Net investment income (loss) (a)	—	(b)(d)	(0.10)		—	(c)(d)	(0.22)		(0.23	)(b)	(0.26)
Net realized and unrealized gain (loss) on investments, foreign currency and futures contracts	8.07		5.69		(7.48)		(7.46)		6.87		6.23

Total from investment operations	8.07		5.59		(7.48)		(7.68)		6.64		5.97

Less Distributions to Shareholders:
From net investment income	(0.15)		(0.07)		—		—		—		—
From net realized gains	(0.15)		—		(1.93)		(4.21)		(3.59)		(1.97)

Total distributions to shareholders	(0.30)		(0.07)		(1.93)		(4.21)		(3.59)		(1.97)

Increase from regulatory settlements	—		—	(d)	—	(d)	—		—		—

Net Asset Value, End of Period	$38.64		$30.87		$25.35		$34.76		$46.65		$43.60
Total return (e)	26.15	%(f)	22.04%		(21.30)%		(17.59)%		15.74%		15.37	%(g)(h)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense (i)	1.98	%(j)	2.02%		2.13%		2.01%		2.04%		2.03%
Interest expense	—		—	%(k)	—	%(k)	—	%(k)	—	%(k)	—	%(k)
Net expenses (i)	1.98	%(j)	2.02%		2.13%		2.01%		2.04%		2.03%
Waiver/Reimbursement	—		—		—		—		—		0.01%
Net investment income (loss) (i)	0.01	%(j)	(0.33)%		(0.01)%		(0.47)%		(0.51)%		(0.62)%
Portfolio turnover rate	16	%(f)	30%		50%		40%		39%		32%
Net assets, end of period (000s)	$57,134		$49,888		$44,377		$61,053		$87,642		$68,436

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.05 per share.

(c)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Not annualized.

(g)	Total return includes a voluntary reimbursement by the investment adviser for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(h)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Small Cap Value Fund I

Selected data for a share outstanding throughout the period is as follows:

Class I Shares	(Unaudited) Period Ended December 31, 2010 (a)
Net Asset Value, Beginning of Period	$40.40

Income from Investment Operations:
Net investment income (b)(c)	0.35
Net realized and unrealized gain on investments, foreign currency and futures contracts	6.99

Total from investment operations	7.34

Less Distributions to Shareholders:
From net investment income	(0.61)
From net realized gains	(0.15)

Total distributions to shareholders	(0.76)

Net Asset Value, End of Period	$46.98
Total return (d)(e)	18.22%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)(g)	0.85%
Net investment income (f)(g)	2.94%
Portfolio turnover rate (e)	16%
Net assets, end of period (000s)	$32,878

(a)	Class I shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.05 per share.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Small Cap Value Fund I

Selected data for a share outstanding throughout the period is as follows:

Class R Shares	(Unaudited) Period Ended December 31, 2010 (a)
Net Asset Value, Beginning of Period	$38.43

Income from Investment Operations:
Net investment income (b)(c)	0.12
Net realized and unrealized gain on investments, foreign currency and futures contracts	6.78

Total from investment operations	6.90

Less Distributions to Shareholders:
From net investment income	(0.36)
From net realized gains	(0.15)

Total distributions to shareholders	(0.51)

Net Asset Value, End of Period	$44.82
Total return (d)(e)	17.97%

Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)(g)	1.52%
Net investment income (f)(g)	1.07%
Portfolio turnover rate (e)	16%
Net assets, end of period (000s)	$3

(a)	Class R shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.05 per share.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

(g)	Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia Small Cap Value Fund I

Selected data for a share outstanding throughout each period is as follows:

Class Y Shares	(Unaudited) Six Months Ended December 31, 2010		Period Ended June 30, 2010 (a)
Net Asset Value, Beginning of Period	$37.63		$31.68

Income from Investment Operations:
Net investment income (b)	0.25	(c)	0.31
Net realized and unrealized gain on investments, foreign currency and futures contracts	9.86		5.88

Total from investment operations	10.11		6.19

Less Distributions to Shareholders:
From net investment income	(0.61)		(0.24)
From net realized gains	(0.15)		—

Total distributions to shareholders	(0.76)		(0.24)

Increase from regulatory settlements	—		—	(d)

Net Asset Value, End of Period	$46.98		$37.63
Total return (e)	26.90	%(f)	19.57	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (g)	0.81	%(h)	0.85	%(h)
Interest expense	—		—	%(h)(i)
Net expenses (g)	0.81	%(h)	0.85	%(h)
Net investment income (g)	1.20	%(h)	0.85	%(h)
Portfolio turnover rate	16	%(f)	30	%(f)
Net assets, end of period (000s)	$1,369		$1,111

(a)	Class Y shares commenced operations on July 15, 2009. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.05 per share.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia Small Cap Value Fund I

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended December 31,		Year Ended June 30,
Class Z Shares	2010		2010		2009		2008		2007		2006
Net Asset Value, Beginning of Period	$37.60		$30.68		$41.22		$54.23		$49.79		$44.54

Income from Investment Operations:
Net investment income (a)	0.22	(b)	0.26		0.32	(c)	0.30		0.26	(b)	0.18
Net realized and unrealized gain (loss) on investments, foreign currency and futures contracts	9.83		6.88		(8.87)		(8.84)		7.90		7.05

Total from investment operations	10.05		7.14		(8.55)		(8.54)		8.16		7.23

Less Distributions to Shareholders:
From net investment income	(0.54)		(0.22)		(0.06)		(0.26)		(0.13)		(0.01)
From net realized gains	(0.15)		—		(1.93)		(4.21)		(3.59)		(1.97)

Total distributions to shareholders	(0.69)		(0.22)		(1.99)		(4.47)		(3.72)		(1.98)

Increase from regulatory settlements	—		—	(d)	—	(d)	—		—		—

Net Asset Value, End of Period	$46.96		$37.60		$30.68		$41.22		$54.23		$49.79
Total return (e)	26.76	%(f)	23.28%		(20.53)%		(16.74)%		16.91%		16.51	%(g)(h)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (i)	0.98	%(j)	1.02%		1.13%		1.01%		1.04%		1.03%
Interest expense	—		—	%(k)	—	%(k)	—	%(k)	—	%(k)	—	%(k)
Net expenses (i)	0.98	%(j)	1.02%		1.13%		1.01%		1.04%		1.03%
Waiver/Reimbursement	—		—		—		—		—		0.01%
Net investment income (i)	1.05	%(j)	0.69%		1.00%		0.55%		0.51%		0.37%
Portfolio turnover rate	16	%(f)	30%		50%		40%		39%		32%
Net assets, end of period (000s)	$1,024,993		$774,590		$364,071		$235,632		$177,158		$113,833

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.05 per share.

(c)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Not annualized.

(g)	Total return includes a voluntary reimbursement by the investment adviser for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(h)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Notes to Financial Statements – Columbia Small Cap Value Fund I

December 31, 2010 (Unaudited)

Note 1. Organization

Columbia Small Cap Value Fund I (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Investment Objective

The Fund seeks long-term capital appreciation.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers seven classes of shares: Class A, Class B, Class C, Class I, Class R, Class Y and Class Z. Effective September 27, 2010, Class I and Class R shares commenced operations. Each share class has its own expense structure and sales charges, as applicable. The Fund is closed to both new investors and new accounts, subject to certain limited exceptions as described in the Fund’s prospectuses.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a maximum contingent deferred sales charge (CDSC) of 1.00% based upon the holding period after purchase.

Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares eight years after purchase. Additional Class B shares will be issued only in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of other Columbia Funds.

Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Class I, Class R, Class Y and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of these share classes, as described in the Fund’s prospectuses.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign

21

Columbia Small Cap Value Fund I

December 31, 2010 (Unaudited)

securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

■	Level 1 — quoted prices in active markets for identical securities

■	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

■

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Derivative Instruments

The Fund may use derivatives instruments including futures contracts in order to meet its investment objectives. The Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on an analysis of various risk factors, and if the strategies for the use of derivatives do not work as intended, the Fund may not achieve its investment objectives.

In pursuit of its investment objectives, the Fund is exposed to the following market risks, among others:

Equity Risk: Equity risk relates to change in value of equity securities such as common stocks due to general market conditions such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, or adverse investor sentiment. Equity securities generally have greater price volatility than fixed income securities.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts: The Fund entered into equity index futures contracts to equitize cash in order to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions.

The use of futures contracts involves certain risks, which include, among others: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instruments or the underlying securities, and (3) an inaccurate prediction of the future direction of interest rates by the Fund’s investment adviser. In addition, upon entering into index futures contracts, the Fund bears risks which may include securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Upon entering into a futures contract, the Fund identifies within its portfolio of investments cash or securities in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in

22

Columbia Small Cap Value Fund I

December 31, 2010 (Unaudited)

unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

During the six months ended December 31, 2010, the Fund entered into 120 futures contracts.

The effect of derivative instruments on the Statement of Operations for the six months ended December 31, 2010.

	Amount of Realized Gain or (Loss) and Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Futures Contracts	Equity	$(133,350)	$—

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Foreign Currency Transactions and Translations

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day’s exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments on the Statement of Operations.

Income Recognition

Interest income is recorded on the accrual basis.

Corporate actions and dividend income are recorded on the ex-date except for certain foreign securities which are recorded as soon after the ex-date as the Fund becomes aware of such, net of any non-reclaimable tax withholdings.

Distributions received from real estate investment trusts (REITs) in excess of their income are recorded as a reduction of the cost of the related investments. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Awards from class action litigation are recorded as a reduction of cost if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

23

Columbia Small Cap Value Fund I

December 31, 2010 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended June 30, 2010 was as follows:

Distributions paid from:
Ordinary Income*	$6,405,327
Long-Term Capital Gains	—

*	For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at December 31, 2010, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$422,980,035
Unrealized depreciation	(40,272,752)

Net unrealized appreciation	$382,707,283

The following capital loss carryforwards, determined as of June 30, 2010, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2012*	$4,144,552
2017	12,636,496

Total	$16,781,048

*	These carryforwards remain from the Fund’s merger with Liberty Contrarian Small Cap Fund on 11/01/2002. Utilization of Liberty Contrarian Small Cap Fund’s losses could be subject to limitations imposed by the Internal Revenue Code.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

24

Columbia Small Cap Value Fund I

December 31, 2010 (Unaudited)

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Investment Advisers, LLC (the Adviser), a wholly owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is the investment adviser of the Fund. The Adviser receives a monthly investment advisory fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $500 million	0.80%
$500 million to $1 billion	0.75%
Over $1 billion	0.70%

For the six month period ended December 31, 2010, the Fund’s annualized effective investment advisory fee rate was 0.74% of the Fund’s average daily net assets.

Administration Fee

The Adviser provides administrative and other services to the Fund under an Administrative Services Agreement (the Administrative Agreement), including services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and oversight of the accounting and financial reporting services provided by State Street as discussed in the Pricing and Bookkeeping note below.

The Adviser does not receive a fee for its services under the Administrative Agreement. The Fund does reimburse the Adviser for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund’s portfolio securities, incurred by the Adviser in the performance of services under the Administrative Agreement.

Pricing and Bookkeeping Fees

The Fund entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Adviser pursuant to which State Street provides financial reporting services to the Fund. The Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Adviser pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Transfer Agent Fee

Columbia Management Investment Services Corp. (the Transfer Agent), a wholly owned subsidiary of Ameriprise Financial, is the transfer agent of the Fund and has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and asset-based fees, calculated based on assets held in omnibus accounts, which are intended to reimburse the Transfer Agent for certain sub-transfer agent fees (exclusive of BFDS fees). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account (IRA) trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Class I shares do not pay transfer agent fees. For the six month period ended December 31, 2010, the Fund’s effective transfer agent fee rate for each class, with the exception of Class I shares, as a percentage of each class’ average daily net assets was as follows:

Class A	Class B	Class C	Class R	Class Y	Class Z
0.17%	0.17%	0.17%	0.17%	0.00%	0.17%

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund’s initial

25

Columbia Small Cap Value Fund I

December 31, 2010 (Unaudited)

minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended December 31, 2010, no minimum account balance fees were charged by the Fund.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Investment Distributors, Inc. (the Distributor), an indirect wholly owned subsidiary of Ameriprise Financial, is the distributor of the Fund’s shares.

For the six month ended December 31, 2010 initial sales charges paid by shareholders on the purchase of Class A shares amounted to $2,401 and net CDSC fees paid by shareholders on certain redemptions of Class A, Class B and Class C shares amounted to $243, $11,537 and $2,406, respectively.

The Fund has adopted distribution and shareholder servicing plans (the Plans) pursuant to Rule 12b-1 under the 1940 Act for Class A, Class B, Class C and Class R shares, which require the payment of distribution and service fees. The fees are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Payments under the Plans, which are calculated daily and paid monthly, are based on the average daily net assets of the applicable class of the Fund at the following annual rates:

Distribution Fee			Service Fee
Class B	Class C	Class R	Class A	Class B	Class C
0.75%	0.75%	0.50%	0.25%	0.25%	0.25%

Fee Waivers and Expense Reimbursements

Effective September 27, 2010, the Adviser has voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 1.35%, 2.10%, 2.10%, 0.95%, 1.60%, 1.10% and 1.10% of the Fund’s average daily net assets attributable to Class A, Class B, Class C, Class I, Class R, Class Y and Class Z shares, respectively. This arrangement may be modified or terminated by the Adviser at any time.

Prior to September 27, 2010, the Adviser had voluntarily agreed to reimburse a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, did not exceed 1.10% of the Fund’s average daily net assets on an annualized basis.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of the Adviser or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust’s eligible Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund’s assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended December 31, 2010, these custody credits reduced total expenses by $74 for the Fund.

Note 6. Portfolio Information

For the six month period ended December 31, 2010, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, for the Fund were $323,461,897 and $248,028,347, respectively.

26

Columbia Small Cap Value Fund I

December 31, 2010 (Unaudited)

Note 7. Regulatory Settlements

During the fiscal year ended June 30, 2010, the Fund received payments totaling $4,978 relating to certain regulatory settlements with third parties that the Fund had participated in during the year. The payments have been included in “Increase from regulatory settlements” on the Statement of Changes in Net Assets.

Note 8. Line of Credit

The Fund and other affiliated funds participate in a $280,000,000 committed, unsecured revolving line of credit provided by State Street. The maximum amount that may be borrowed by any fund is limited to the lesser of $200,000,000 and the Fund’s borrowing limit set forth in the Fund’s registration statement. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective October 14, 2010, interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. In addition, a commitment fee of 0.125% per annum is accrued and apportioned among the participating funds pro rata based on their relative net assets.

Prior to October 14, 2010, interest was charged to each participating fund at the same rates. In addition, a commitment fee of 0.15% per annum was accrued and apportioned among the participating funds pro rata based on their relative net assets.

For the six months ended December 31, 2010, the Fund did not borrow under these arrangements.

Note 9. Shareholder Concentration

As of December 31, 2010, one shareholder account owned 12.4% of the outstanding shares of the Fund. Purchase and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 10. Significant Risks and Contingencies

Sector Focus Risk

The Fund may focus its investments in certain sectors, subjecting it to greater risk than a fund that is less focused.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC,

27

Columbia Small Cap Value Fund I

December 31, 2010 (Unaudited)

which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

28

Board Consideration and Approval of Advisory Agreements

In September 2010, the Board of Trustees (the “Board”) unanimously approved new Investment Management Services Agreements (the “Advisory Agreements”) on behalf of various Columbia funds that would increase or decrease the contractual investment advisory fee rates payable by each affected Columbia fund (each, an “Affected Fund”) to Columbia Management for investment advisory services. For Columbia Small Cap Value Fund I, the Advisory Agreement will decrease contractual investment advisory fee rates. As detailed below, the Board held numerous meetings and discussions with the management team of Columbia Management and reviewed and considered materials in connection with the approval of the investment advisory fee before determining to approve the Advisory Agreements.

On April 30, 2010, Ameriprise Financial, Inc. acquired the long-term asset management business of Columbia Management Group, LLC, a subsidiary of Bank of America and the parent of the Affected Funds’ former investment adviser. In connection with that acquisition, the Affected Funds entered into investment management services agreements with Columbia Management, a subsidiary of Ameriprise Financial, Inc.

Beginning in April 2010, Columbia Management presented to the Advisory Fees and Expenses Committee (the “Committee”) of the Board a proposal to rationalize the fees and expenses, including the advisory fees, of the various registered investment companies in the combined complex of Columbia-, RiverSource-, Seligman- and Threadneedle-branded funds (the “Columbia Funds Complex”). Because these funds were organized at different times by many different sponsors, their fees and expenses did not reflect a common overall design, and Columbia Management proposed to implement a more consistent schedule of fees for similar funds based on a uniform pricing model across all of the funds. In this regard, Columbia Management presented the Committee with various data comparing current and proposed fee schedules to the fee schedules of peer funds, as selected by an independent third-party data provider. While Columbia Management projected that the proposed rationalization would reduce the overall fees and expenses of all of the funds in the aggregate, it was expected that certain fees and expenses, including advisory fees, would increase for certain funds. At the same time, Columbia Management presented the Committee with proposals to provide for consistent administrative services fee schedules across funds in the same asset class, reduced custody fee rates and a consistent transfer agency fee schedule across the funds, as well as initial proposals to merge various funds. In connection with these proposals, the Committee and the trustees considered a proposal by Columbia Management to contractually limit the total operating expenses (exclusive of brokerage commissions, interest (but including custodial charges relating to overdrafts), taxes and extraordinary expenses, after giving effect to any balance credits from each fund’s custodian) of class A shares of funds, the expenses of which exceed the median expenses of such fund’s class A shares peer group (as determined from time to time, generally annually, by an independent third-party data provider), to such median expenses (or a lower, agreed-upon rate), and to limit the total expenses of such funds’ other classes to a corresponding amount, adjusted to reflect any class-specific expenses (including transfer agency fees and payments under any distribution plan, shareholder servicing plan, and/or plan administration agreement).

The Committee and the trustees who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust (the “Independent Trustees”) requested and evaluated materials from, and were provided materials and information regarding the Advisory Agreements by, Columbia Management. The Committee, at meetings held on April 20, 2010, May 3, 2010, June 7, 2010, July 27, 2010 and August 10, 2010, and the Independent Trustees, at meetings held on April 20, 2010, May 4, 2010, June 7, 2010 and August 11, 2010, reviewed the materials provided in connection with their consideration of the Advisory Agreements and other matters relating to the proposals and discussed them with representatives of Columbia Management. The Committee and the Independent Trustees also reviewed and considered information that they had previously received in connection with their most recent consideration and approval of the current investment management services agreements with Columbia Management. They also consulted with Fund counsel and with the Independent Trustees’ independent legal counsel, who advised on the legal standards for consideration by the trustees and otherwise assisted the trustees in their deliberations. The trustees also met with, and reviewed and considered a report prepared and provided by, the independent fee consultant (the “Fee Consultant”) appointed by the Independent Trustees pursuant to an assurance of

29

discontinuance entered into by Columbia Management Advisors, LLC, the Affected Funds’ previous adviser, with the New York Attorney General (“NYAG”) to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the “NYAG Settlement”). Under the NYAG Settlement, the Fee Consultant’s role is to manage the process by which management fees are negotiated so that they are negotiated in a manner that is at arms’ length and reasonable. On August 10, 2010, the Committee recommended that the trustees approve the Advisory Agreements. On September 14, 2010, the trustees, including a majority of the Independent Trustees, approved the Advisory Agreement for each Affected Fund, subject to shareholder approval.

The trustees considered all materials that they, their legal counsel or Columbia Management believed reasonably necessary to evaluate and to determine whether to approve the Advisory Agreements. The factors considered by the Committee and the trustees in recommending approval and approving the Advisory Agreement for each Affected Fund included the following:

■	The expected benefits of continuing to retain Columbia Management as the Affected Funds’ investment manager;

■	The terms and conditions of the Advisory Agreements, including the increase or decrease, as applicable, in the advisory fee schedule for each Affected Fund;

■

The impact of the proposed changes in investment advisory fee rates, as well as proposed changes in administrative services, transfer agency and custody fee rates, on each Affected Fund’s total expense ratio;

■

The willingness of Columbia Management to agree to contractually limit or cap total operating expenses for Columbia Small Cap Value Fund I so that total operating expenses (exclusive of brokerage commissions, interest (but including custodial charges relating to overdrafts), taxes and extraordinary expenses, after giving effect to any balance credits from each fund’s custodian) of class A shares would not exceed the median expenses of such fund’s class A shares peer group (as determined from time to time, generally annually, by an independent third-party data provider);

■	That Columbia Management, and not any Affected Fund, would bear the costs of obtaining any necessary shareholder approvals of the Advisory Agreements;

■	The expected impact on expenses for certain Affected Funds of proposed mergers; and

■	The expected benefits of further integrating the Combined Fund Complex by:

•

Standardizing total management fees across similar funds in the Combined Fund Complex to promote comparability of pricing among a menu of funds available to investors, including through exchange privileges; and

•

Aligning investment advisory fee rates across funds in the Combined Fund Complex that are in the same investment category (e.g., the amendment would align the investment advisory fee rates of Columbia Large Cap Growth Fund with those of all other actively managed large-cap funds in the Combined Fund Complex).

Nature, Extent and Quality of Services Provided under the Advisory Agreements

The trustees considered the nature, extent and quality of services provided to the Affected Funds by Columbia Management and its affiliates under the Advisory Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Affected Funds by Columbia Management and its affiliates. The trustees considered, among other things, the ability of Columbia Management to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including Columbia Management’s personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the trade execution services provided on behalf of the Affected Funds and the quality of Columbia Management’s investment research capabilities and the other resources that it devotes to each Affected Fund. For each Affected Fund, the trustees also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services. After reviewing these and related factors, the trustees concluded, within the context of their overall conclusions, that the nature, extent and quality

30

of the services to be provided to each Affected Fund under the Advisory Agreements supported the approval of the Advisory Agreements.

Investment Performance

The trustees reviewed information about the performance of each Affected Fund over various time periods, including information prepared by an independent third-party data provider that compared the performance of each Affected Fund to the performance of peer groups of mutual funds and performance benchmarks. The trustees also reviewed a description of the third party’s methodology for identifying each Fund’s peer group for purposes of performance and expense comparisons. In the case of each Affected Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant approval of the Affected Fund’s Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Affected Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Affected Fund’s investment strategy and policies and that the Affected Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Affected Fund’s investment strategy; (iii) that the Affected Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that Columbia Management had taken or was taking steps designed to help improve the Affected Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The trustees noted that, through February 28, 2010, Columbia Small Cap Value Fund I’s performance was in the fourth quintile (where the best performance would be in the first quintile) for the one- and ten-year periods and in the second quintile for the three- and five-year periods of the peer group selected by an independent third-party data provider for the purposes of performance comparisons.

After reviewing those and related factors, the trustees concluded, within the context of their overall conclusions regarding each of the Advisory Agreements, that the performance of each Affected Fund and Columbia Management was sufficient, in light of other considerations, to warrant the approval of the Advisory Agreement pertaining to that Affected Fund.

Investment Advisory Fee Rates and Other Expenses

The trustees considered that the Advisory Agreement for Columbia Small Cap Value Fund I would decrease the contractual investment advisory fee rates payable by that Fund at certain asset levels and would be otherwise identical to that Fund’s current investment management services agreement. The trustees reviewed and considered information that they had previously received in connection with the most recent approval of Columbia Small Cap Value Fund I’s current investment management services agreement with Columbia Management.

After reviewing these and related factors, the trustees concluded, within the context of their overall conclusions, that the advisory fee rates under the Advisory Agreements and anticipated total expenses of each Affected Fund supported the approval of the Advisory Agreements.

Costs of Services Provided and Profitability

The trustees considered information about the advisory fees charged by Columbia Management to comparable institutional accounts. In considering the fees charged to those accounts, the trustees took into account, among other things, Columbia Management’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for Columbia Management, and the additional resources required to manage mutual funds effectively. In evaluating each Affected Fund’s proposed advisory fees, the trustees also took into account the demands, complexity and quality of the investment management of the Affected Fund.

The trustees also considered the compensation directly or indirectly received by Columbia Management and its affiliates in connection with their relationships with the Affected Funds. The trustees reviewed information provided by management as to the projected profitability to Columbia Management and its affiliates of their relationships with each Affected Fund, and information about the allocation of

31

expenses used to calculate profitability. When reviewing profitability, the trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant Affected Funds, the current and anticipated expense levels of each Affected Fund, and the implementation of breakpoints and/or expense limitations with respect to each Affected Fund.

After reviewing those and related factors, the trustees concluded, within the context of their overall conclusions, that the proposed changes to the advisory fees, and the related profitability to Columbia Management and its affiliates of their relationships with the Affected Fund, supported the approval of the Advisory Agreement pertaining to that Affected Fund.

Economies of Scale

The trustees considered the existence of any economies of scale in the provision by Columbia Management of services to each Affected Fund, to groups of related funds and to Columbia Management’s investment advisory clients as a whole, and whether those economies of scale were shared with the Affected Funds through breakpoints in the proposed investment advisory fees or other means, such as expense limitation arrangements and additional investments by Columbia Management in investment, trading and compliance resources. The trustees noted that all of the Affected Funds were expected to benefit from breakpoints and/or expense limitation arrangements. In considering those issues, the trustees also took note of the costs of the services to be provided (both on an absolute and relative basis) and the projected profitability to Columbia Management and its affiliates of their relationships with the Affected Funds, as discussed above. The trustees also noted the expected expense synergies and other anticipated benefits to Columbia Management and fund shareholders of both the rationalization of fees and expenses and the proposed mergers of certain Affected Funds. After reviewing these and related factors, the trustees concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Affected Funds supported the approval of the Advisory Agreements.

Other Benefits to Columbia Management

The trustees received and considered information regarding any expected “fall-out” or ancillary benefits to be received by Columbia Management and its affiliates as a result of their relationships with the Affected Funds, such as the provision by Columbia Management of administrative services to the Affected Funds and the provision by Columbia Management’s affiliates of distribution and transfer agency services to the Affected Funds, and how the proposed rationalization of fees and expenses might affect such benefits, including the fact that to the extent fees payable by the Affected Funds decrease, and the fees for such Funds were subject to a contractual limit or cap on expenses, Columbia Management may pay less in expense reimbursements. The trustees considered that the Affected Funds’ distributor, an affiliate of Columbia Management, retains a portion of the distribution fees from the Affected Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Affected Funds, and that other affiliates of Columbia Management receive various forms of compensation in connection with their sale of shares of the Affected Funds. The trustees also considered the benefits of research made available to Columbia Management by reason of brokerage commissions generated by the Affected Funds’ securities transactions, and reviewed information about Columbia Management’s practices with respect to allocating portfolio brokerage and the use of “soft” commission dollars to pay for research. The trustees considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to disclose and to monitor such possible conflicts of interest. The trustees recognized that Columbia Management’s profitability would be somewhat lower without these benefits.

In their deliberations, the trustees did not identify any single item that was paramount or controlling and individual trustees may have attributed different weights to various factors. The trustees also evaluated all information available to them on a fund-by-fund basis, and their determinations were made separately in respect of each Affected Fund.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel and the Fee Consultant, the trustees, including the Independent Trustees, approved each Advisory Agreement.

32

Summary of Management Fee Evaluation by Independent Fee Consultant

REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS

SUPERVISED BY THE COLUMBIA ATLANTIC BOARD

Prepared Pursuant to the February 9, 2005 Assurance of Discontinuance among the Office of Attorney General of New York State, Columbia Management Advisors, LLC, and Columbia Management Distributors, Inc. September 21, 2010

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC (“CMA”) and Columbia Management Distributors, Inc.1 (“CMD”) agreed to the New York Attorney General’s Assurance of Discontinuance (“AOD”). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund (“Columbia Fund” and, together with some or all of such funds, the “Columbia Funds”) only if the Independent Members of the Columbia Fund’s Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant (“IFC”) who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the “Atlantic Funds” (together with the other members of that Board, the “Trustees”) retained me as IFC for the Atlantic Funds.2 In this capacity, I have prepared this written evaluation of the fee negotiation process. As has been the case with my previous reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this report.

On September 29, 2009, Ameriprise entered into an asset purchase agreement with Bank of America, N.A. and its parent, Bank of America Corporation (together, the “Bank”) pursuant to which the Bank agreed to sell certain CMG assets relating to Columbia’s long-term asset management business, including management of the Atlantic Funds (the “Transaction”). The Transaction, which closed on April 30, 2010,3 resulted in the termination of the existing Investment Management Agreements with CMA. Prior to the closing of the Transaction, the Trustees and the shareholders of the Funds approved new Advisory and Administrative Agreements with an Ameriprise subsidiary now called Columbia Management Investment Advisers, LLC (“CMIA”). Those Agreements did not change the rates paid by the Funds from the levels specified in the former agreements with CMA.

CMIA serves as the adviser of funds supervised by three different Boards of Trustees: the Atlantic, Nations, and RiverSource Boards, and a subsidiary of CMIA serves as adviser to funds overseen by a fourth Board, Columbia/Wanger. After reviewing the range of funds overseen by all four Boards, CMIA proposed a series of changes intended, among other things, to rationalize its mutual fund product offerings (by, for example, proposing to merge funds with similar investment strategies) and the fees charged to the funds by CMIA and its affiliates. These proposals included (1) changes to the advisory fees paid by certain funds, (2) changes to administrative and similar fees paid by certain funds, (3) changes to the transfer agency, sub-transfer agency, custody, and pricing/bookkeeping fees paid by the Funds, and (4) mergers involving more than 60 funds. CMIA asked the Trustees to consider these proposals together. This report, consistent with and (to the extent applicable) in fulfillment of the terms of the AOD, will focus on changes to advisory and aggregate management fees and discuss other proposals insofar as they affect total fund expenses, which may be a relevant factor in considering the appropriate level of advisory and management fees (defined for purposes of this report as advisory plus administrative fees).

[1]	CMA and CMD are subsidiaries of Columbia Management Group, LLC (“CMG”), and are the successors to the entities named in the AOD.

[2]

I have no material relationship with Bank of America, CMG or Ameriprise Financial, Inc. (“Ameriprise”), aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Atlantic Funds.

[3]	CMIA, Materials Prepared for the Atlantic Fees and Expense Committee, June 7, 2010 (“June 7 Materials”), Tab 1 at p. 1.

33

A. Role of the Independent Fee Consultant

The AOD charges the IFC with “managing the process by which proposed management fees … to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms’ length and reasonable and consistent with this Assurance of Discontinuance.” The AOD also provides that CMA “may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees … using … an annual independent written evaluation prepared by or under the direction of … the Independent Fee Consultant.” Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.	The nature and quality of the adviser’s services, including the Fund’s performance;

2.	Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.	Possible economies of scale as the Fund grows larger;

4.	Management fees (including any components thereof) charged to institutional and other clients of the adviser for like services;

5.	Costs to the adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.	Profit margins of the adviser and its affiliates from supplying such services.

II. Findings

1.	Based upon my examination of the information supplied by CMIA and Ameriprise in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed contractual advisory and/or administrative fee changes at any asset level for each affected Atlantic Fund (each a “Fee Change Fund”).

2.	In my view, the process by which the proposed management fees of each Fee Change Fund have been negotiated with CMIA thus far has been, to the extent practicable, at arm’s length and reasonable and consistent with the AOD.

3.	There are 25 Funds for which CMIA has proposed an increase either in the contractual advisory or management fee (each a “Fee Increase Fund”). Seven of these Funds have a combination of higher contractual advisory fees and either lower or unchanged contractual management fees. The remaining 18 Funds have higher contractual management fees with the majority resulting from higher contractual advisory fees. For five Funds, however, the higher management fees result from a combination of lower advisory fees and higher administrative fees.

4.	The actual management fee, computed on the basis of assets as of October 31, 2009, would increase for 16 of the Fee Increase Funds after accounting for CMIA’s proposed expense limitation program, non-management fee changes, and proposed mergers. Seven Funds would have lower actual management fees, and two would experience no change in actual management fees.

5.	Sixteen of the 25 Fee Increase Funds have generally median or better-than-median performance. Only one Fee Increase Fund — High Yield Opportunity Fund — would be identified for further review based on performance criteria used by the Trustees in past contract review processes.

6.	CMIA proposed that the Funds and most other mutual funds it or its affiliates advise or sponsor (together, the “CMIA Funds”) be subject to a contractual expense limitation calculated as the median of the relevant fund’s Lipper expense group. As a result, all Fee Increase Funds are projected to have total expenses in the first, second, or third quintiles after full implementation of the proposed fee changes, expense limitations, and mergers. The expense limitation would be recalculated every year based on updated Lipper data. An analysis of the changes in median expenses for 2009 and 2010 indicates that some Funds are likely to experience sizable changes in their expense limits. Some Funds would have higher-than-median actual management fees notwithstanding the newly-established expense limitations.

34

7.	CMIA reviewed differences between management of retail mutual funds and advising institutional accounts and supplied charts plotting contractual and actual institutional and fund fees against assets in various investment categories. The data showed that mutual fund fees are often lower at small asset levels reflecting CMIA’s reimbursement of fund expenses. At higher asset levels, mutual fund fees typically exceed institutional fees.

8.	CMIA provided fund-by-fund projected profitability data. Due to the significant changes in the operations of the Funds (including the change of the Funds’ investment adviser), historical profitability data was judged to have little relevance.

9.	CMIA provided projections of both the cumulative benefit to CMIA Fund shareholders of all aspects of its proposals (including proposed mergers) and the synergies in the form of decreased expenses that would benefit CMIA and its parent, Ameriprise.

35

[THIS PAGE INTENTIONALLY LEFT BLANK]

36

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Small Cap Value Fund I.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund’s voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund’s website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

Transfer Agent

Columbia Management Investment Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

1-800-345-6611

Distributor

Columbia Management Investment

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Adviser

Columbia Management Investment Advisers, LLC

100 Federal Street

Boston, MA 02110

37

Columbia Small Cap Value Fund I

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

©2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1365 A (2/11)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	February 18, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	February 18, 2011